    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON December 10, 2003



                                                                File No. 2-89729
                                                              File No. 811-03980
________________________________________________________________________________
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                               __________________

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]



                       POST-EFFECTIVE AMENDMENT NO. 61            [x]


                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]



                              AMENDMENT NO. 64                    [x]




                     Morgan Stanley Institutional Fund Trust
                           --------------------------
                               Formerly MAS Funds
                           (Exact Name of Registrant)

                  c/o Morgan Stanley Investment Management Inc.
                           1221 Avenue of the Americas

          New York, NY                                     10020
          ------------------------------------          ------------
          (Address of Principal Executive Offices)       (Zip Code)

       Registrant's Telephone Number, including Area Code: (610) 940-5065
                                                           --------------



                               Ronald E. Robison
                    Morgan Stanley Investment Management Inc.
                           1221 Avenue of the Americas
                               New York, NY 10020
                        --------------------------------
                     (Name and Address of Agent for Service)




                                   Copies to:
                          Stuart M. Strauss, Esq.
                            Mayer, Brown, Rowe & Maw LLP
                                  1675 Broadway
                               New York, NY 10019

_______________________________________________________________________________
    Title of Securities Being Registered . . . Units of Beneficial Interest
_______________________________________________________________________________
It is proposed that this filing will become effective (check appropriate box)

        Immediately upon filing pursuant to paragraph (b), or
  ----
  __X_  On December 10, 2003 pursuant to paragraph (b), or


  ____  60 days after filing pursuant to paragraph (a), or
  ____  On [date] pursuant to paragraph (a) of Rule 485, or
  ____  75 days after filing pursuant to paragraph (a) of Rule 485.
  ____  On [date] pursuant to paragraph (a)(2) of Rule 485(b)

        If appropriate, check the following box:
  ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO] Morgan Stanley

  Advisory Portfolios Prospectus


  December 10, 2003


Morgan Stanley Institutional Fund Trust


           Mortgage Advisory Portfolio

           Investment Grade Credit Advisory Portfolio




           These Portfolios are available only to private advisory clients of the Adviser and other financial intermediaries.
Shareholder Services:
1-800-354-8185
--------------------------------------------------------------------------------

Prices and Investment Results:
www.morganstanley.com/im
--------------------------------------------------------------------------------


Investment Adviser: Morgan Stanley Investment Management Inc.

--------------------------------------------------------------------------------


Morgan Stanley Institutional Fund Trust (the "Fund") is a no-load mutual fund consisting of 30 different investment portfolios, 2 of which are described in this prospectus. Morgan Stanley Investment Management Inc. (the "Adviser") is the Fund's investment adviser. This prospectus offers shares of the portfolios (each a "Portfolio" and collectively the "Portfolios") described herein.

--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Advisory Portfolios Prospectus


  December 10, 2003


Table of Contents


                                                          Page

                  Portfolios
                  --------------------------------------------
                  Mortgage Advisory                          1
                  --------------------------------------------
                  Investment Grade Credit Advisory           3
                  --------------------------------------------

                  Fees and Expenses of the Portfolios        5
                  --------------------------------------------
                  Investment Strategies and Related Risks    6
                  --------------------------------------------
                  Purchasing Shares                          9
                  --------------------------------------------
                  Redeeming Shares                           9
                  --------------------------------------------
                  General Shareholder Information           10
                  --------------------------------------------
                  Fund Management                           11
                  --------------------------------------------

  Advisory Portfolios Prospectus


  December 10, 2003


Mortgage Advisory Portfolio


Objective
The Mortgage Advisory Portfolio seeks returns consistent with returns generated by the market for mortgage securities.

Approach

The Portfolio invests primarily in investment grade mortgage securities of the U.S. government and private issuers, and in mortgage derivatives. The Portfolio also invests in other U.S. government securities and investment grade fixed income securities. All fixed-income securities (other than U.S. Treasury and agency issues) at the time of purchase will be rated no lower than "BBB-" by Standard & Poor's Corporation ("S&P") or "Baa3" by Moody's Investors Service ("Moody's"). If both S&P and Moody's assign a rating to a security, then the criteria of minimum rating must be met for both S&P and Moody's. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of seven years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.


Process

The Adviser employs a value approach toward mortgage investing. The Adviser's research teams determine the relative attractiveness of mortgage securities, mortgage derivatives, and other U.S. government and fixed income securities. The Adviser measures returns generated by the market for mortgage securities by reference to the Portfolio's benchmark index. The Adviser also measures various types of risk, by monitoring interest rates, sensitivity to interest rate changes, credit risk, prepayment rates and the shape of the yield curve. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.



Under normal circumstances, at least 80% of the Portfolio's assets will be invested in mortgage securities. Portfolio shareholders will receive at least 60 days prior notice of any change in this policy.


Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and Non-Treasury Securities, and changes in the actual or perceived creditworthiness of the issuer. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and Non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Prices of fixed income securities generally move in correlation to changes in an issuer's credit rating.

Mortgage securities are also subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower rates. Prepayment rates also can shorten or extend the average life of the Portfolio's mortgage securities.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

Performance Information

No performance information is provided because the Mortgage Advisory Portfolio has not been in operation for a full year. Performance information will be provided once the Portfolio has completed a full year of operation.

  Advisory Portfolios Prospectus


  December 10, 2003


Investment Grade Credit Advisory Portfolio


Objective
The Investment Grade Credit Advisory Portfolio seeks above-average total return over a market cycle of three to five years.

Approach

The Portfolio invests primarily in a diversified mix of investment grade U.S. dollar denominated fixed income securities, focusing on corporate securities. The Portfolio will also invest in asset-backed and U.S. government securities, and to a limited degree, securities of foreign developed and emerging market sovereign and corporate issuers. There is no minimum or maximum maturity for any individual security. All fixed-income securities (other than U.S. Treasury and agency issues) at the time of purchase will be rated no lower than "BBB-" by S&P or "Baa3" by Moody's. If both S&P and Moody's assign a rating to a security, then the criteria of minimum rating must be met for both S&P and Moody's. The Advisor may use futures, forwards, swaps and other derivatives in managing the Portfolio.


Process

The Adviser employs a value approach toward fixed income investing. The Adviser's research teams evaluate the relative attractiveness among corporate, asset-backed and U.S. government securities, and also may consider the relative attractiveness of foreign developed and emerging market sovereign and corporate debt. The Adviser relies upon value measures to guide its decisions regarding security and sector decisions, such as the relative attractiveness of the extra yield offered by such fixed-income securities over the yield of U.S. Treasury debt. The Adviser also measures various types of risk, by monitoring interest rates, the shape of the yield curve, credit risk, the level of yield spreads relative to Treasury spreads, and diversification risk. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted returns are low compared to other investment opportunities.



Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in fixed income securities with investment grade credit risk. Portfolio shareholders will receive at least 60 days prior notice of any change in this policy.


Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally move in correlation to changes in an issuer's credit rating.

Asset-backed securities are subject to the risk that changes in interest rates and other factors may affect the prepayment of the receivable, mortgage, loan or other assets underlying the security. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower rates. Prepayment rates also can shorten or extend the average life of the Portfolio's asset-backed securities.

Emerging market fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Changes in the values of foreign currencies compared to the U.S. dollar may affect the ability of non-U.S. issuers to obtain dollars to pay their dollar denominated debt. These risks are greater for issuers in emerging market countries.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

Performance Information

No performance information is provided because the Investment Grade Credit Advisory Portfolio has not been in operation for a full year. Performance information will be provided once the Portfolio has completed a full year of operation.

  Advisory Portfolios Prospectus


  December 10, 2003


Fees and Expenses of the Portfolios

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.


Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)


                                                                                      Total Annual
                                           Management  Distribution     Other  Portfolio Operating
                                                 Fees  (12b-1) Fees Expenses*             Expenses
Mortgage Advisory Portfolio                     0.375%         None      0.08%               0.455%
---------------------------------------------------------------------------------------------------
Investment Grade Credit Advisory Portfolio      0.375          None      0.08                0.455
---------------------------------------------------------------------------------------------------


Total Annual Portfolio Operating Expenses reflected in the table above may be higher than the expenses actually deducted from Portfolio assets because of the effect of expense offset arrangements and/or voluntary waivers.

*Other expenses are based on estimated amounts for the current fiscal year.

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example
This example is intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.


                                                                    1 Year 3 Years
Mortgage Advisory Portfolio                                            $47    $146
----------------------------------------------------------------------------------
Investment Grade Credit Advisory Portfolio                             $47    $146
----------------------------------------------------------------------------------

Investment Strategies and Related Risks



This section discusses in greater detail the Portfolios' principal investment strategies and the other types of investments that the Portfolios may make. Please read this section in conjunction with the earlier summaries. The Portfolios' investment practices and limitations are also described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference herein and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.


An investment in a Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fixed Income Securities

Fixed income securities are securities that pay a fixed rate of interest until a stated maturity date. Fixed income securities include U.S. government securities, securities issued by federal or federally sponsored agencies ("agencies"), corporate bonds and notes, asset-backed securities, mortgage securities, municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.


These securities are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger price changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers.

Fixed income securities may be called (redeemed by the issuer) prior to final maturity. If a callable security is called, a Portfolio may have to reinvest the proceeds at a lower rate of interest.

Duration
The average duration of a portfolio of fixed income securities represents its exposure to changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates than a portfolio with a higher average duration.

Mortgage and Asset-Backed Securities
Mortgage and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or assets such as truck and auto loans, leases and credit card receivables. Due to the possibility of prepayment of the assets underlying these securities, it may not be possible to determine in advance the actual maturity date or average life of the security. Rising interest rates tend to discourage refinancings, and, as a result, the average life and volatility of the security will increase. When interest rates fall, the underlying asset must be reinvested at lower rates.

Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect an investing portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.


U.S. governments: The term "U.S. government securities" ("U.S. governments") refers to a variety of Fixed Income Securities issued or guaranteed by the U.S. government and various instrumentalities which have been established or sponsored by the U.S. government, on which the payment of principal and interest is backed by the full faith and credit of the U.S. government. For example, U.S. Treasury securities are backed by the "full faith and credit" of the U.S.


Foreign Currency
Foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since investing Portfolios must convert the value of foreign securities

6



-

  Advisory Portfolios Prospectus


  December 10, 2003




into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios' assets. The Adviser may use derivatives to reduce this risk. The Adviser may, in its discretion, choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Emerging Market Securities
Investing in emerging market securities enhances the risks of foreign investing. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, the market may be dominated by a few issuers or sectors. Investment funds and structured investments are mechanisms for U.S. and other investors to invest in certain emerging markets that have laws precluding or limiting direct investments by foreign investors.

Derivatives and Other Investments
Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives sometimes offer the most economical way of pursuing an investment strategy, limiting risks or enhancing returns, although there is no guarantee of success. Hedging strategies or instruments may not be available or practical in all circumstances. Derivative instruments may be publicly traded or privately negotiated. Derivatives used by the Adviser include futures contracts, options contracts, forward contracts, swaps, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), and structured notes.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolios may use futures contracts to gain exposure to an entire market (e.g., stock index futures) or to control their exposure to changing foreign currency exchange rates or interest rates. The Portfolios may use futures to control their exposure to changes in interest rates and to manage the overall maturity and duration of their securities holdings.

If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If a Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price.

The Portfolios may enter into swap transactions which are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market.

The Portfolios may enter into credit default swap contracts for hedging purposes or to add leverage to their portfolios. When used for hedging purposes, a Portfolio would be the buyer of a credit default swap contract. In that case, the Portfolio would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

Structured investments are units representing an interest in assets held in a trust that is not an investment company as defined in the Investment Company Act of 1940, as amended ("1940 Act"). The trust may pay a return based on the income it receives from those assets, or it may pay a return based on a specified index.

CMOs and SMBS are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Inverse floating rate obligations ("inverse floaters") are fixed income securities which have coupon rates that vary inversely (often at a multiple) to another specified floating rate, such as LIBOR (London Inter-Bank Offered
Rate). If the specified reference rate rises, the coupon rate of the inverse floater falls, while a decrease in the reference rate causes an increase in the inverse floater's coupon rate.

Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held or to be acquired by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) magnification of losses incurred due to changes in the market value of the securities, instruments, indices, or interest rates to which they relate.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Mortgage derivatives are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than those experienced by mortgage securities generally, depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. IOs, POs and inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturities. IOs, POs and inverse floaters may exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, the yield to maturity of IOs, POs and inverse floaters is extremely sensitive to prepayment levels. As a result, higher or lower rates of prepayment than that anticipated can have a material effect on a Portfolio's yield to maturity and could cause a Portfolio to suffer losses.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in securities of U.S. issuers for temporary defensive purposes, as described in the Statement of Additional Information. If the Adviser incorrectly predicts the effects of these changes, the defensive investments may adversely affect the Portfolio's performance. Using defensive investments could cause a Portfolio to fail to meet its investment objective.


Portfolio Turnover
Consistent with their investment policies, the Portfolios will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

  Advisory Portfolios Prospectus


  December 10, 2003


Purchasing Shares


The Portfolios are available only to private advisory clients of the Adviser and other financial intermediaries. Shares of each Portfolio may be purchased at the net asset value per share ("NAV") next determined after we receive your purchase order.

Other Purchase Information

The Fund may suspend the offering of shares of any Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases.



Certain patterns of past exchanges and/or purchase or sale transactions involving a Portfolio may result in the Fund limiting or prohibiting, at its direction, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.


Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.


Redeeming Shares




You may redeem shares of each Portfolio at no charge by writing to Morgan Stanley Institutional Fund Trust, c/o JPMorgan Investor Services Company,
73 Tremont Street, Boston, MA 02108 or by calling 1-800-548-7786. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of each Portfolio will be redeemed at the net asset value (NAV) next determined after we receive your redemption request.


The Fund will ordinarily pay redemption proceeds within seven business days after receipt of your request. The Fund may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange ("NYSE") is closed, the Fund is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you partly or entirely by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

General Shareholder Information


Valuation of Shares
The NAV of the Portfolios is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the Portfolios are open for business.

Each Portfolio values its securities at market value. When no quotations are readily available for securities or when the value of securities has been materially affected by events occurring after the close of the primary market for the securities, we will determine the value for those securities in good faith at fair value using methods approved by the Board of Trustees.

Dividends and Distributions
The Portfolios normally declare dividends and distribute substantially all of their net investment income to shareholders as follows:


Portfolio                                                    Monthly Quarterly
Mortgage Advisory Portfolio                                        .
------------------------------------------------------------------------------
Investment Grade Credit Advisory Portfolio                                   .
------------------------------------------------------------------------------

If any net gains are realized from the sale of underlying securities, the Portfolios normally distribute the gains with the last distributions for the calendar year. All dividends and distributions are automatically paid in additional shares of the Portfolio unless you elect otherwise. If you want to change how your dividends are paid you must notify the Fund in writing.


Tax Considerations


As with any investment, you should consider how your Portfolio investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult their own tax professional about the tax consequences of an investment in a Portfolio. Unless your investment in a Portfolio is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Portfolio makes distributions and when you sell shares, including an exchange to another Morgan Stanley Fund.



Taxation of Distributions. Your distributions normally are subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Portfolio shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Portfolio. Under recently enacted legislation, ordinary income dividends you receive may be taxed at the same rates as long-term capital gains. However, even if income received in the form of ordinary income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you will not be permitted to offset ordinary income dividends with capital losses.




Every January, you will be sent a statement (Internal Revenue Service ("IRS") Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.




Taxation of Sales. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Morgan Stanley Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your shares.



When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding at a rate of 28% (as of the date of this Prospectus) on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income for such year.

  Advisory Portfolios Prospectus


  December 10, 2003


Fund Management

Adviser



The Adviser to the Fund, Morgan Stanley Investment Management Inc. ("MSIM" or the "Adviser"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of MSIM. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of September 30, 2003, the Adviser, together with its affiliated asset management companies, had approximately $394 billion in assets under management, with approximately $153 billion in institutional assets.





The Adviser makes investment decisions for the Fund's Portfolios and places each Portfolio's purchase and sales orders. Each Portfolio, in turn, pays the Adviser an annual advisory fee calculated by applying a quarterly rate. The table below shows the Adviser's annual contractual rates of compensation.


                                                    Annual Contractual
        Adviser's Rates of Compensation              Compensation Rate
        Mortgage Advisory Portfolio*                             0.375%
        ---------------------------------------------------------------
        Investment Grade Credit Advisory Portfolio*              0.375%
        ---------------------------------------------------------------


Portfolio Management
Mortgage Advisory Portfolio
The Portfolio's assets are managed by the Taxable Fixed Income Team. Current members of the team include Roberto M. Sella, Managing Director, Scott F. Richard, Managing Director, and Menglin M. Luo, Vice President.

Investment Grade Credit Advisory Portfolio
The Portfolio's assets are managed by the Taxable Fixed Income Team. Current members of the team include Stephen F. Esser, Managing Director, David S. Horowitz, Executive Director, and Gerhardt P. Herbert, Vice President.

Distributor
Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of the Adviser.

Where to find Additional Information




In addition to this prospectus, the Fund has a Statement of Additional Information ("SAI"), dated December 10, 2003, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-03980.

Morgan Stanley Institutional Fund Trust
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2881.

For Shareholder Inquiries,
1-800-354-8185.

Prices and Investment Results are available at www.morganstanley.com/im.





[LOGO] Morgan Stanley

                     MORGAN STANLEY INSTITUTIONAL FUND TRUST
                       STATEMENT OF ADDITIONAL INFORMATION


                                December 10, 2003

Morgan Stanley Institutional Fund Trust (the "Fund") is a no load mutual fund consisting of 30 portfolios (each a "Portfolio" and collectively the "Portfolios") offering a variety of investment alternatives. Of the 30 Portfolios, 5 Portfolios are not operational. This Statement of Additional Information (the "SAI") sets forth information about the Fund applicable to the Mortgage Advisory and Investment Grade Credit Advisory Portfolios only.

This SAI is not a prospectus but should be read in conjunction with the Fund's prospectuses dated December 10, 2003, as may be revised from time to time. To obtain any of these prospectuses, please call Shareholder Services at the number indicated below.


The Fund's most recent annual report is a separate document supplied with this SAI and includes the Fund's audited financial statements, which are incorporated by reference into this SAI.

                      Shareholder Services: 1-800-548-7786
             Prices and Investment Results: www.morganstanley.com/im



                               TABLE OF CONTENTS
                                                                          Page
                                                                          ----
THE PORTFOLIOS' INVESTMENTS AND STRATEGIES .............................    2
INVESTMENT STRATEGIES ..................................................    5
INVESTMENTS ............................................................    6
INVESTMENT LIMITATIONS .................................................   31
PURCHASE OF SHARES .....................................................   34
REDEMPTION OF SHARES ...................................................   34
TRANSACTIONS WITH BROKER/DEALERS .......................................   35
SHAREHOLDER SERVICES ...................................................   35
VALUATION OF SHARES ....................................................   35
MANAGEMENT OF THE FUND .................................................   36
INVESTMENT ADVISER .....................................................   47
PRINCIPAL UNDERWRITER ..................................................   50
FUND ADMINISTRATION ....................................................   51
OTHER SERVICE PROVIDERS ................................................   52
LITIGATION .............................................................   52
BROKERAGE TRANSACTIONS .................................................   53
GENERAL INFORMATION ....................................................   54
TAX CONSIDERATIONS .....................................................   56
PRINCIPAL HOLDERS OF SECURITIES ........................................   61


PERFORMANCE INFORMATION ................................................   61
COMPARATIVE INDICES ....................................................   67
APPENDIX-DESCRIPTION OF SECURITIES AND RATINGS .........................   A-1
APPENDIX-MORGAN STANLEY INVESTMENT MANAGEMENT PROXY VOTING POLICY
 AND PROCEDURES ........................................................   B-1


                   THE PORTFOLIOS' INVESTMENTS AND STRATEGIES

The prospectus describes the investment objectives, principal investment strategies and principal risks associated with each Portfolio. The Portfolios may engage in a variety of investment strategies and invest in a variety of securities and other instruments. The following tables summarize the permissible strategies and investments for each Portfolio (abbreviations are explained following each table). The tables exclude strategies and investments that Portfolios may make solely for temporary defensive purposes. More details about each strategy and investment are provided in the discussion following the tables.

                                ------------------------------------------------

                                ------------------------------------------------
                                     Investment Grade             Mortgage
                                      Credit Advisory             Advisory
                                         Portfolio                Portfolio
                                ------------------------------------------------

-------------------------------------------------------------------------------
Emerging Markets Investing
-------------------------------------------------------------------------------
Fixed Income and Asset
Allocation
-------------------------------------------------------------------------------
Foreign Fixed Income Investing
-------------------------------------------------------------------------------
Foreign Investing
-------------------------------------------------------------------------------
High Yield Investing
-------------------------------------------------------------------------------
Maturity and Duration Management              x                       x
-------------------------------------------------------------------------------
Mortgage Investing                            x                       x
-------------------------------------------------------------------------------
Money Market Investing
-------------------------------------------------------------------------------
Municipals Management
-------------------------------------------------------------------------------
Value Investing                               x                       x
-------------------------------------------------------------------------------
Agencies                                      x                       x
-------------------------------------------------------------------------------
Asset-Backed Securities                       x                       x
-------------------------------------------------------------------------------
Brady Bonds                                   x                       x
-------------------------------------------------------------------------------
Cash Equivalents                              x                       x
-------------------------------------------------------------------------------
CMOs                                          x                       x
-------------------------------------------------------------------------------
Commercial Paper                              x                       x
-------------------------------------------------------------------------------
Convertibles                                  x
-------------------------------------------------------------------------------
Corporates                                    x
-------------------------------------------------------------------------------
Emerging Markets Securities                   x
-------------------------------------------------------------------------------
Floaters                                      x                       x
-------------------------------------------------------------------------------
Foreign Currency                              x
-------------------------------------------------------------------------------
Foreign Equity
-------------------------------------------------------------------------------
Foreign Fixed Income Securities               x
-------------------------------------------------------------------------------
Forwards                                      x                       x
-------------------------------------------------------------------------------
Futures                                       x                       x
-------------------------------------------------------------------------------

---------------------------------------------------------------

---------------------------------------------------------------
                                Investment Grade
                                   Credit         Mortgage
                                  Portfolio       Portfolio
---------------------------------------------------------------

High Yield Securities
---------------------------------------------------------------
Inverse Floaters                      x               x
---------------------------------------------------------------
Investment Companies                  x               x
---------------------------------------------------------------
Investment Funds
---------------------------------------------------------------
Loan Participations and
Assignments                           x               x
---------------------------------------------------------------
Mortgage Securities                   x               x
---------------------------------------------------------------
Municipals                            x
---------------------------------------------------------------
NY Municipals                         x
---------------------------------------------------------------
Options                               x               x
---------------------------------------------------------------
Preferred Stock                       x               x
---------------------------------------------------------------
Repurchase Agreements                 x               x
---------------------------------------------------------------
Reverse Repurchase Agreements         x               x
---------------------------------------------------------------
Rights                                x
---------------------------------------------------------------
SMBS                                  x               x
---------------------------------------------------------------
Securities Lending                    x               x
---------------------------------------------------------------
Short Sales                           x               x
---------------------------------------------------------------
Structured Investments                x               x
---------------------------------------------------------------
Structured Notes                      x               x
---------------------------------------------------------------
Swaps                                 x               x
---------------------------------------------------------------
U.S. Governments                      x               x
---------------------------------------------------------------
Warrants                              x               x
---------------------------------------------------------------
When-Issued Securities                x               x
---------------------------------------------------------------
Yankees and Eurobonds                 x               x
---------------------------------------------------------------
Zero Coupons                          x               x
---------------------------------------------------------------

                             INVESTMENT STRATEGIES

Maturity and Duration Management: One of two main components of the Adviser's fixed income investment strategy is maturity and duration management. The maturity and duration structure of a Portfolio investing in fixed income securities is actively managed in anticipation of cyclical interest rate changes. Adjustments are not made in an effort to capture short-term, day-to-day movements in the market, but instead are implemented in anticipation of longer term shifts in the levels of interest rates. Adjustments made to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall. The foundation for maturity and duration strategy lies in analysis of the U.S. and global economies, focusing on levels of real interest rates, monetary and fiscal policy actions, and cyclical indicators. See "value investing" for a description of the second main component of the Adviser's fixed income strategy.

About Maturity and Duration: Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's term-to-maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser in the selection of fixed income securities. Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities generally is thirty years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.




Mortgage Investing: As described in the prospectus, the Portfolios may invest in mortgage-related securities. These include mortgage securities representing interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan associations, mortgage bankers and others. The pools are assembled by various organizations, including the Government National Mortgage Association ("GNMA"), Freddie Mac, Fannie Mae, other government agencies, and private issuers. It is expected that a Portfolio's primary emphasis will be in mortgage securities issued by the various government-related organizations. However, a Portfolio may invest, without limit, in mortgage securities issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. Securities issued by private issuers will be rated investment grade by Moody's or Standard & Poor's or be deemed by the Adviser to be of comparable investment quality.



Value Investing: One of two primary components of the Adviser's fixed income strategy is value investing. The Adviser seeks to identify undervalued sectors and securities through analysis of credit quality, option characteristics and liquidity. Quantitative models are used in conjunction with judgment and experience to evaluate and select securities with embedded put or call options which are attractive on a risk- and option-adjusted basis. Successful value investing will permit a Portfolio to benefit from the price appreciation of individual securities during periods when interest rates are unchanged.





                                   INVESTMENTS





Agencies: Agencies are Fixed Income Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities. They may or may not be backed by the full faith and credit of the U.S. government. If they are not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is defeased by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed. Certain agencies and instrumentalities, such as the GNMA, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the United States, but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist them in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, are federally chartered institutions under government supervision, but their debt securities are backed only by the credit worthiness of those institutions, not the U.S. government. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.



An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.


Asset-Backed Securities: Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with the mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders.

The market for asset-backed securities is not as developed as other markets. Accordingly, there may be a limited secondary market for such securities.

Brady Bonds: Brady Bonds are both Emerging Market Securities and Foreign Fixed Income Securities. They are created by exchanging existing commercial bank loans to foreign entities for new obligations for the purpose of restructuring the issuers' debts under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the Brady Plan). Brady Bonds have been issued fairly recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated). They are actively traded in the over-the-counter secondary market. The Portfolios will only invest in Brady Bonds consistent with quality specifications.

Dollar-denominated, collateralized Brady Bonds may be fixed rate par bonds or floating rate discount bonds. These Brady Bonds are generally collateralized in full as to principal due at maturity by U.S. Treasury Zero Coupon Obligations having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.

Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury Zero Coupon Obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments due on the Brady Bonds in the normal course. In light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds generally are viewed as speculative.

Cash Equivalents: Cash equivalents are short-term Fixed Income Securities comprising:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).


Each Portfolio may invest in obligations of U.S. banks, and, in foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in the foreign investing section of this SAI.


The Portfolios will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which the Portfolio may purchase.


(2) Each Portfolio may invest in commercial paper rated at time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSRO") in one of their two highest categories, (e.g., A-l or A-2 by Standard & Poor's or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO (e.g., A or better by Moody's, Standard & Poor's or Fitch IBCA ("Fitch") ).


(3) Short-term corporate obligations rated high-grade at the time of purchase by a NRSRO (e.g., A or better by Moody's, Standard & Poor's or Fitch);


(4) U.S. government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in interest rates, maturities and dates of issue;

(5) Government Agency securities issued or guaranteed by U.S. government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and



(6)   Repurchase agreements collateralized by securities listed above.



Commercial paper refers to short-term fixed income securities with maturities ranging from 1 to 270 days. They are primarily issued by corporations needing to finance large amounts of receivables, but may be issued by banks and other borrowers. Commercial paper is issued either directly or through broker-dealers, and may be discounted or interest-bearing. Commercial paper is unsecured, but is almost always backed by bank lines of credit. Virtually all commercial paper is rated by Moody's or Standard & Poor's.

Commercial paper rated A-1 by Standard & Poor's Corporation ("Standard & Poor's") has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2, or A-3. The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

CMOs: Collateralized mortgage obligations ("CMOs") are Derivatives structured as debt obligations or multiclass pass-through certificates. CMOs are issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. They are backed by mortgage securities (discussed below) or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes. Each class of a CMO, often referred to as a "tranche," may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. The principal and interest on the underlying Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis.


CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a "REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.


The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to prevailing market yields on Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile. In addition, some inverse floating rate obligation CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of these CMOs is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying Mortgage Assets.

Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments, provided that, among other things, the actual prepayment experience on the underlying Mortgage Assets falls within a predefined range. If the actual prepayment experience on the underlying Mortgage Assets is faster or slower than the predefined range or if deviations from other assumptions occur, payments on the PAC Bond may be earlier or later than predicted and the yield may rise or fall. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risk of prepayment than are other types of mortgage related securities.

Possible Risks: Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

Like bonds in general, mortgage securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages with the result that the average life of mortgage securities that a Portfolio holds may be lengthened. This extension of average life causes the market price of the securities to decrease further than if their average lives were fixed. In part to compensate for these risks, mortgages will generally offer higher yields than comparable bonds. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates.

Commercial Paper: See Cash Equivalents.




Convertibles: Convertibles may be considered either Equity Securities or Fixed Income Securities. They are commonly corporates or preferred stocks which may be exchanged for a fixed number of shares of common stock at the purchaser's option. Convertibles may be viewed as an investment in the convertible security or the security into which it may be exchanged. Therefore, the Investment Grade Credit Advisory Portfolio may purchase convertibles.

Corporates: Corporate bonds ("Corporates") are Fixed Income Securities issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Investment Grade Credit Advisory Portfolio will buy corporates subject to any quality constraints. If the Portfolio holds a security that is down-graded, the Portfolio may retain the security if the Adviser deems retention of the security to be in the best interests of the Portfolio.

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Derivatives: Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives include the following instruments, each of which is described in this Statement of Additional Information: CMOs, Forwards, Futures, Options, SMBS, Structured Investments, Structured Notes, and Swaps.

The Portfolios may enter into over-the-counter Derivatives transactions with counterparties approved by the Adviser in accordance with guidelines established by the Board of Trustees ("Board").

When a Portfolio engages in certain types of derivatives transactions, including certain forwards, futures, options and mortgage derivatives, it will have to segregate cash and/or liquid securities to cover its obligations. At certain levels, this can cause a Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. A Portfolio in that position could be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.


Emerging Market Securities: Emerging market securities are Foreign Securities issued by a company that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, and has a principal office in, an emerging market country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies.


Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the Investment Grade Credit Advisory Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. With respect to any emerging market country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could affect adversely the economies of such countries or the value of the Portfolio's investments in those countries. It may be difficult to obtain and enforce a judgment in a court outside the United States. The Portfolio may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

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Equity Securities: Equity securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of equity securities, prices of all equity securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of equity securities generally in the United States. Similar events also may affect the prices of particular equity securities. For example, news about the success or failure of a new product may affect the price of a particular issuer's equity securities. Equity securities include the following types of instruments, each of which is described in this Statement of Additional Information: Convertibles, Investment Companies, and Preferred Stock.



Fixed Income Securities: Fixed income securities generally represent an issuer's obligation to repay money that it has borrowed together with interest on the amount borrowed. Fixed income securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, and the type of collateral, if any. Some fixed income securities may have other novel features such as conversion rights. Fixed income securities include the following types of instruments, each of which is described in this Statement of Additional Information: Agencies, Asset-Backed Securities, Cash Equivalents, Convertibles, Corporates, Floaters, Inverse Floaters, Loan Participations and Assignments, Mortgage Securities, Municipals, Preferred Stock, Repurchase Agreements, U.S. governments, When-Issued Securities, Yankee and Eurodollar Obligations and Zero Coupons.


Prices of fixed income securities fluctuate and, in particular, are subject to credit risk and market risk. Credit risk is the possibility that an issuer may be unable to meet scheduled interest and principal payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a fixed income security. Economic, political and other events also may affect the prices of broad fixed-income markets. The duration and maturity of a fixed income security also affect its price volatility. These concepts are described above in Maturity and Duration Management. Generally, securities with longer maturities or durations will experience greater price volatility.

Generally, the values of fixed income securities vary inversely with changes in interest rates, so that during periods of falling interest rates the values of outstanding fixed income securities generally rise and during periods of rising interest rates, the values of such securities generally decline. Prepayments and call provisions also will affect the maturity and value of some fixed income securities. The occurrence of prepayments and calls generally increases in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. When this happens, a Portfolio may be forced to reinvest in lower yielding fixed income securities.

Floaters: Floaters are Fixed Income Securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floating or variable rate obligations represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under foreign investing.

Foreign currency: The Investment Grade Credit Advisory Portfolio investing in Foreign Securities will regularly transact security purchases and sales in foreign currencies. This Portfolio may hold foreign currency or purchase or sell currencies on a forward basis. See Forwards, below.


Foreign currency warrants. The Investment Grade Credit Advisory Portfolio may invest in foreign currency warrants, which entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

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Foreign currency warrants have been issued in connection with U.S.
dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Foreign currency warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.


Foreign Fixed Income Securities: Foreign fixed income securities are Fixed Income Securities denominated in foreign currency and issued and traded primarily outside of the United States, including: (1) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions; (2) debt securities issued, guaranteed or sponsored by supranational organizations established or supported by several national governments, including the World Bank, the European Community, the Asian Development Bank and others; (3) non-government foreign corporate debt securities; and (4) foreign mortgage securities and various other mortgages and asset-backed securities. See also Foreign Securities, below.


Foreign Securities: Foreign Securities include Brady Bonds, Emerging Market Securities, Foreign Currency, Foreign Fixed Income Securities, and Investment Funds. Investing in foreign securities involves certain special risks not typically associated with investing in domestic securities. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Investment Grade Credit Advisory Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Portfolio will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The Investment Grade Credit Advisory Portfolio may enter into forward foreign currency exchange contracts to hedge its respective holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.


As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic issuers, there may be less publicly available information about certain foreign securities than about domestic securities. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

Although the Portfolio will endeavor to achieve most favorable execution costs in its Portfolio transactions, fixed commissions on many foreign exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Portfolio's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.


European Currency Transition. On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "Euro" and each member's local currency became a denomination of the Euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) has replaced its local currency with the Euro effective January 1, 2002.

The transition to the Euro may continue to have an effect on the economic environment and behavior of investors, particularly in European markets. For example, the process of implementing the Euro may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro may have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

Forwards: Forward Foreign Currency Exchange Contracts ("Forwards") are Derivatives which may be used to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts do not eliminate fluctuations caused by changes in the local currency prices of the securities, but rather, they establish an exchange rate at a future date. Also, although such contracts can minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized.


The Portfolios may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, the Portfolios may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have portfolio exposure. The Portfolios may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. The Portfolio's entry into forward contracts, as well as any use of cross or proxy hedging techniques will generally require the Portfolio to hold liquid securities or cash equal to the Portfolio's obligations in a segregated account throughout the duration of the contract.

The Portfolios may also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, the Portfolio may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Portfolio may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

Risks. Forward contracts are not traded on contract markets regulated by the Securities and Exchange Commission ("SEC") or the Commodity Futures Trading Commission ("CFTC"). They are traded through financial institutions acting as market-makers. The Portfolios could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with them.


Forward contracts may be traded on foreign exchanges. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Currency hedging strategies involve certain other risks as well. There is a risk in adopting a transaction hedge or position hedge to the extent that the value of a security denominated in foreign currency is not exactly matched with a Portfolio's obligation under the forward contract. On the date of maturity, a Portfolio may be exposed to some risk of loss from fluctuations in that currency. Although the Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Adviser will be able to do so. For proxy hedges, cross hedges or a synthetic position, there is an additional risk in that these transactions create residual foreign currency exposure. When a Portfolio enters into a forward contract for purposes of creating a position hedge, transaction hedge, cross hedge or a synthetic security, it will generally be required to hold liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.


Futures: Futures contracts and options on futures contracts ("Futures") are Derivatives. Each Portfolio may invest in Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC.


Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying securities) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on the basis of margin deposits that may range upward from less than 5% of the value of the contract being traded. A Portfolio's margin deposits will be placed in a segregated account maintained by the Fund's custodian or with a futures commission merchant as approved by the Board.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.


Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. In connection with its management of the Fund, the Investment Manager has claimed an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA") and, therefore, is not subject to the registration and regulatory requirements of the CEA. The Fund reserves the right to engage in transactions involving futures and options thereon to the extent allowed by the Commodity Future Trading Commission (CFTC) regulations in effect from time to time and in accordance with the Fund's policies.


Although techniques other than the sale and purchase of futures contracts could be used to control a Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolios will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

Risks. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to make delivery of the instruments underlying interest rate futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Portfolio's ability to effectively hedge. A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. A Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

A Portfolio's use of futures involves the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the Portfolio securities being hedged. It is also possible that a Portfolio could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk that a Portfolio could lose margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

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Inverse Floaters: Inverse floating rate obligations ("inverse floaters") are
Fixed Income Securities which have coupon rates that vary inversely to another specified floating rate, such as LIBOR (London Inter-Bank Offered Rate). If the specified reference rate rises, the coupon rate of the inverse floater falls, while a decrease in the reference rate causes an increase in the inverse floater's coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity. Inverse floater CMOs exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. Some inverse floater CMOs are extremely sensitive to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

Investment Companies: Investment companies are Equity Securities and include open-end or closed-end investment companies. The 1940 Act generally prohibits the Portfolios from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits the Portfolios from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

To the extent a Portfolio invests a portion of its assets in investment companies, those assets will be subject to the expenses of the investment company as well as to the expenses of the Portfolio itself. The Portfolios may not purchase shares of any affiliated investment company except as permitted by SEC rule or order.


Investment Grade Securities: Investment grade securities are Fixed Income Securities that are (a) rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's or Fitch or Aaa, Aa, A or Baa by Moody's); (b) guaranteed by the

U.S. government or a private organization; or (c) considered by the Adviser to be investment grade quality. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Securities rated A or higher are considered to be "high grade." Any Portfolio is permitted to hold Investment Grade Securities or "high grade" securities, and may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security or "high grade" security, respectively. The Adviser may retain securities if their ratings fall below investment grade if it deems retention of the security to be in the best interests of the Portfolio.

Mortgage securities, including mortgage pass-throughs and CMOs, deemed investment grade by the Adviser, will either carry a guarantee from an agency of the U.S. government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the Portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Adviser to be investment grade quality.


Loan Participations and Assignments: Loan participations and assignments are Fixed Income Securities. A Portfolio may invest in fixed rate and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). A Portfolio's investments in Loans are expected in most instances to be in the form of participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. If a Lender selling a Participation becomes insolvent, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Adviser to be creditworthy.

When a Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to those securities for purposes of valuing the Portfolio's holdings and calculating its net asset value.

Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Portfolio in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Participations and Assignments may also include standby financing commitments that obligate the investing Portfolio to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Those Participations and Assignments present additional risk of default or loss.

Mortgage Securities: Mortgage-backed securities ("Mortgage Securities") are Fixed Income Securities representing an ownership interest in a pool of residential and commercial mortgage loans. Generally, these

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securities are designed to provide monthly payments of interest and principal to the investor. The mortgagee's monthly payments to his/her lending institution are passed through to investors such as the Portfolio. Most issuers or poolers provide guarantees of payments, regardless of whether the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. The pools are assembled by various governmental, government-related and private organizations. Portfolios may invest in securities issued or guaranteed by GNMA, FHLMC, Fannie Mae, private issuers and other government agencies. There can be no assurance that the private insurers can meet their obligations under the policies. Mortgage securities issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk. If a Portfolio purchases a mortgage security that does not have an issuer-provided guarantee, the security will be rated investment grade at the time of purchase by one or more NRSROs, or, if unrated, deemed by the Adviser to be of equivalent quality.

A mortgage-backed bond is a collateralized debt security issued by a thrift or financial institution. The bondholder has a first priority perfected security interest in collateral, usually consisting of agency mortgage pass-through securities, although other assets, including U.S. Treasuries (including zero coupon U.S. Treasuries), agencies, cash equivalent securities, whole loans and corporate bonds, may qualify. The amount of collateral must be continuously maintained at levels from 115% to 150% of the principal amount of the bonds issued, depending on the specific issue structure and collateral type.

Average Life. The average life of pass-through pools varies with the maturities, coupon rates, and type of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

Returns of Mortgage Securities. Yields on mortgage pass-through securities are typically quoted based on a prepayment assumption derived from the coupon and maturity of the underlying instruments. Actual prepayment experience may cause the realized return to differ from the assumed yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the realized returns of the Portfolios. The compounding effect from reinvestment of monthly payments received by each Portfolio will increase its return to shareholders, compared to bonds that pay interest semi-annually.

About Mortgage Securities. Interests in pools of mortgage securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments resulting from the sale of the underlying property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage securities are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make payment.

Residential Mortgage-Backed Securities. Pools consist of whole mortgage loans or participation in loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate fixed-term mortgages, the Portfolios may purchase pools of adjustable rate mortgages ("ARM"), growing equity mortgages ("GEM"), graduated payment mortgages ("GPM") and other types where the principal and interest payment procedures vary. ARM's are mortgages which reset the mortgage's interest rate with changes in open market interest rates. The Portfolios' interest income will vary with changes in the applicable interest rate on pools of ARM's. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the Portfolios' net asset values since the prices at which these securities are valued each day will reflect the payment procedures.

                                       20

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All poolers apply standards for qualifications to local lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.


Residential mortgage loans are pooled by FHLMC. FHLMC is a corporate instrumentality of the U.S. government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates ("PC's") which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, banks, commercial banks, credit unions, mortgage bankers, state and local housing finance agencies and other financial institutions. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae.

The principal government guarantor of mortgage-backed securities is GNMA. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers can meet their obligations under the policies. The Portfolios will purchase mortgage securities that are rated investment grade quality by Moody's and/or Standard & Poor's or, if unrated, deemed by the Adviser to be of investment grade quality.

It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payment may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Portfolios will, consistent with their investment objective and policies, consider making investments in such new types of securities.


There are two methods of trading mortgage securities. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage security transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through mortgage securities are traded on a TBA basis.

Possible Risks: Due to the possibility that prepayments on home mortgages will alter cash flow on Mortgage Securities, it is not possible to determine in advance the actual final maturity date or average life. Like bonds in general, mortgage-backed securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of mortgage securities held by a Portfolio may be lengthened. This extension of average life causes the market price of the securities to decrease further than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. Prepayments at a time when interest rates are falling generally means that a Portfolio may have to invest the principal payments it receives at lower interest rates. In selecting mortgage securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

Commercial Mortgage-Backed Securities ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans, and, in come cases there may be prohibitions on principal prepayments for several years following origination.

Municipals: Municipal securities are Fixed Income Securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by, or on behalf of, public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.

Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes.

Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the Portfolio may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

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Municipal bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.


Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay at its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as the prime lending rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Each note purchased by the Investment Grade Credit Portfolio will meet the quality criteria set out in the prospectus for the Portfolio.

The yields of municipal bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's and Standard & Poor's represent their opinions of the quality of the municipal bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon, but with different ratings may have the same yield. It will be the responsibility of the investment management staff to appraise independently the fundamental quality of the bonds held by the Portfolio.


Municipal bonds are sometimes purchased on a "when-issued" basis, meaning the Portfolio has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.


From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Portfolio to achieve their investment objectives. In that event, the Fund's Trustees and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such objectives and policies.

Similarly, from time to time proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Portfolio to achieve its investment objective. In that event, the Fund's Trustees and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such objectives and policies.

The Portfolio may also purchase bonds the income on which is subject to the alternative minimum tax ("AMT bonds"). AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to some taxpayers who have certain adjustments to income or tax preference items.

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NY Municipals: NY Municipals are Fixed Income Securities issued by the New York
State government, state agencies and various local governments, including counties, cities, municipalities, townships, special districts and authorities. In general, the credit quality and credit risk of any issuer's debt is contingent upon the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management and the strength of legal provisions in the debt document that protects debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified, where financial operations are sound and the debt burden is reasonable.

Certain state-created agencies have statutory authority to incur debt for which legislation providing for state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed; it is not an obligation of the State. Some of these agencies, however, are indirectly dependent on State funds through various state-assisted programs.

As expected, the World Trade Center terrorist attacks had an even more devastating impact on the New York State economy than on the national economy as a whole. The New York State Division of Budget has estimated New York State employment to have declined 0.5 percent in 2001 to be followed by an estimated decline of 0.8 percent for 2002. Wages and salaries were expected to show an increase of 2.4 percent for 2001, and a projected decline of 1.5 percent for 2002. Total State personal income, of which wages and salaries are the largest components, was projected to grow 0.5 percent in 2002, following growth of 2.9 percent for 2001.

New York City expects total expenditures for recovery, clean up and repair efforts in the wake of the September 11, 2001 terrorist attacks on the World Trade Center to be substantial. The U.S. Congress passed emergency legislation which authorized $40 billion for disaster assistance, increased security costs, rebuilding infrastructure systems and other public facilities, and disaster recovery and related activities. Congress and the President have already appropriated over $10 billion of this amount for disaster assistance in New York State, Pennsylvania and Virginia. The President has submitted a bill to Congress that would bring the total commitment of Federal disaster assistance for New York State to $21.4 billion.

On March 9, 2002, the President signed nation-wide economic stimulus legislation which included $5.5 billion toward the $21.4 billion commitment in the form of temporary tax provisions aimed at creating redevelopment incentives for businesses located in the Liberty Zone, the area surrounding the World Trade Center site. The Liberty Zone provisions expand the work opportunity tax credit, provide a bonus 30% depreciation deduction, authorize the issuance of $8 billion in tax-exempt private activity bonds, allow for advance refunding of certain bonds for facilities in New York City and increase the small business expensing limit. In addition, the State legislature increased the financing capacity of the New York City Transitional Finance Authority (the "Finance Authority") by $2.5 billion to fund costs related to or arising from the September 11 attack ("Recovery Costs"), and has authorized the Finance Authority to issue debt without limit as to principal amount that is payable solely from State or Federal aid received on account of the disaster.

New York City is seeking to be reimbursed by the Federal government for all of its direct costs for response and remediation of the World Trade Center site. These costs are now expected to be substantially below previous estimates. New York City also expects to receive Federal funds for costs of economic revitalization and other needs, not directly payable through the City budget, relating to the September 11 attack.

New York City believes it is not possible to quantify at present with any certainty the long-term impact of the September 11 attack on the City and its economy, any benefits which may result from recovery and rebuilding activities and the amount of additional resources from Federal, State, City and other sources which will be required. Financial difficulties affecting New York's economy generally may affect municipal securities issuers, by jeopardizing their credit standing, impairing their borrowing abilities, and affording fewer markets for their outstanding debt obligations. In recent years, Standard & Poor's and Moody's have downgraded several different issues of municipal securities of New York City and New York State and their agencies and instrumentalities. Historically, there has been a strong demand for New York Municipal Bonds, and as a consequence, New York Municipal Bonds are often issued with relatively lower yields, and traded in the marketplace at relatively higher prices than comparably rated municipal bonds issued in other jurisdictions.

Options: Options are Derivatives. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security or futures contract at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying security.

Portfolios may purchase over-the-counter options ("OTC Options") from, or sell them to, securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Portfolios expect generally to enter into OTC Options that have cash settlement provisions, although they are not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The staff of the SEC currently takes the position that OTC Options purchased by the Portfolios or sold by them (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Portfolio's limitation on investing in illiquid securities.

The Portfolios may also write covered-call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to protect against a decline in the U.S. dollar value of a currency due to the changes of exchange rates vis a vis the U.S. dollar and the option is written for a currency other than the currency in which the security is denominated. In such circumstances, the Portfolios will follow the coverage requirements as described in the preceding paragraph.

Risks of Options. Investments in options involve some of the same risks that are involved in connection with investments in futures contracts (e.g., the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying security or contract will not be fully reflected in the value of the option purchased. Those price changes also can result in a Portfolio holding an option that will expire worthless. For example, if a Portfolio purchases a call option and the price of the underlying security falls to rise above the option's strike price, the Portfolio would not exercise the option. As a result, the option will expire worthless and the Portfolio will lose the price it paid for the option. By contrast, if a Portfolio writes a call option on a security and the price of the underlying security rises above the strike price, the purchaser of the option may exercise the option, so that the Portfolio will not benefit from the increase in value of the underlying security.

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Depending on the pricing of the option compared to either the futures contract or securities, an option may or may not be less risky than ownership of the futures contract or actual securities. The market prices of options generally can be more volatile than the market prices on the underlying futures contract or securities. Another risk is that the Counterparty to an over-the-counter option will be unable to fulfill its obligation to the Portfolio due to bankruptcy or other circumstances.


Options on Currencies. The Portfolios may purchase and write options on foreign currencies in a manner similar to that in which they would use futures contracts on foreign currencies, or forward contracts. For example, a decline in the dollar value of a foreign currency in which Portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. To protect against such diminution in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency falls, the Portfolio will have the right to sell the currency for a fixed amount in dollars and thereby offset, in whole or in part, the adverse effect that the foreign currency's fall would have had on the Portfolio's holdings.

Conversely, a Portfolio may buy call options on a foreign currency when the Adviser wants to purchase securities denominated in that currency and believes that the dollar value of that foreign currency will increase, thereby increasing the cost of acquiring those securities. Purchasing such options may offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio loses money on transactions in foreign currency options, which could reduce the gain the Portfolio might have achieved from advantageous changes in the exchange rates.

The Portfolios may write options on foreign currencies for the same purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The Portfolios may only write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if a Portfolio owns the underlying foreign currency covered by the call, an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) or upon conversion or exchange of other foreign currency held in its portfolio. A written call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash or liquid securities in a segregated account with the Custodian, or (c) maintains in a segregated account cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars, marked-to-market daily.

The Portfolios may also write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire due to an adverse change in the exchange rate and which is denominated in the currency underlying the option. In such circumstances, the Portfolio will either "cover" the transaction as described above or collateralize the option by maintaining in a segregated account with the Custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Combined Transactions. The Portfolios may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of the Portfolio to do so. A combined transaction, while part of a single strategy, may contain elements of risk that are present in each of its component transactions and will be structured in accordance with applicable SEC regulations and SEC staff guidelines.


Risks of options on futures contracts and on foreign currencies. Options on foreign currencies are traded over-the-counter through financial institutions acting as market-makers, although they are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Portfolio that writes options could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Preferred Stock: Preferred stocks are non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends. Preferred stocks have a preference over common stocks in the event of the liquidation of an issuer. Preferred stocks have many of the characteristics of both Equity Securities and Fixed Income Securities. Therefore, the Portfolios may purchase preferred stocks.


Repurchase Agreements: Repurchase agreements are Fixed Income Securities in the form of an agreement backed by collateral. Each of the Portfolios may invest in repurchase agreements collateralized by U.S. government securities, certificates of deposit and certain bankers' acceptances. Repurchase agreements are transactions by which a Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. In these transactions, the securities purchased by a Portfolio have a total value in excess of the value of the repurchase agreement and are held by the Portfolio's custodian bank until repurchased. Such agreements permit a Portfolio to keep all its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Adviser and the Fund's Administrator will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price.


Pursuant to an SEC order, the Portfolios may pool their daily uninvested cash balances in order to invest in repurchase agreements on a joint basis. By entering into repurchase agreements on a joint basis, it is expected that the Portfolios will incur lower transaction costs and potentially obtain higher rates of interest on such repurchase agreements. Each Portfolio's participation in the income from jointly purchased repurchase agreements will be based on that Portfolio's percentage share in the total repurchase agreement.


The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security and counterparty selection criteria and careful monitoring procedures.

Reverse Repurchase Agreements: Under a Reverse Repurchase Agreement, a Portfolio sells a security and promises to repurchase that security at an agreed upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. The Portfolio will establish a separate custodial account holding cash and other liquid assets in an amount not less than the purchase obligations of the agreement. Reverse Repurchase Agreements may be viewed as a speculative form of borrowing called leveraging. A Portfolio may invest in reverse repurchase agreements if (i) interest earned from leveraging exceeds the interest expense of the original reverse repurchase transaction and (ii) proceeds from the transaction are not invested for longer than the term of the Reverse Repurchase Agreement.



Rights: Rights are Equity Securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Portfolio that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.

Securities Lending: Each Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Each Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trustees.


At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Trustees. In addition, voting rights may pass with the loaned securities, but if a material event were to occur affecting an investment on loan, the loan must be called and the securities voted.

Short Selling: A short sale is a transaction in which a Portfolio sells securities that it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Portfolio intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A Portfolio secures its obligation to replace the borrowed securities by depositing collateral with the broker, consisting of cash or other liquid securities. The Portfolio also must place in a segregated account with its custodian cash or other liquid securities equal in value to the difference, if any, between (i) the current market value of the securities sold short, and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. This amount will be adjusted daily to reflect changes in the value of the securities sold short. A Portfolio also can cover its obligations by owning another security (such as a call option) giving it the right to obtain the same kind and amount of the security it sold short.

Risks: Short sales by a Portfolio involve certain risks and special considerations. If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio will have to replace the securities by purchasing them at a higher price than it received from the sale. Therefore, losses from short sales may be unlimited. By contrast, when a Portfolio purchases a security and holds it, the Portfolio cannot lose more than the amount it paid for the security.


SMBS: Stripped mortgage-backed securities ("SMBS") are Derivatives in the form of multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.


SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

SMBS are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Certain of these securities may be deemed "illiquid" and subject to each Portfolio's limitation on investing in illiquid securities.




Structured Investments: Structured investments are Derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. A Portfolio will purchase Structured Investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board.

Structured Notes: Structured notes are Derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows a Portfolio to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.


Swaps: Each Portfolio may enter into swap contracts ("Swaps"). A swap is a Derivative in the form of an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes currencies, fixed interest rates, prices, total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon national amount.


The swaps in which the Portfolios may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to a swap defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the Counterparty, the Portfolios may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

The Portfolios may enter into credit default swap contracts for hedging purposes or to add leverage to the portfolio. As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

The Portfolios may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

The Portfolios will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

The Portfolios will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap Counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of the Portfolio. To the extent that these swaps, caps, floors, and collars are entered into for hedging purposes, the Adviser believes such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio's borrowing restrictions. The Portfolios may enter into OTC Derivatives transactions (swaps, caps, floors, puts, etc., but excluding foreign exchange contracts) with Counterparties that are approved by the Adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each Counterparty and various credit enhancement techniques (for example, collateralization of amounts due from Counterparties) to limit exposure to Counterparties with ratings below AA.


Risks: Interest rate and total rate of return Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return Swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss consists of the net amount of interest payments that a Portfolio is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios would be less favorable than it would have been if this investment technique were not used.



Warrants: Warrants are Equity Securities in the form of options issued by a corporation which give the holder the right to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. A purchaser takes the risk that the warrant may expire worthless because the market price of the common stock fails to rise above the price set by the warrant.

When, as and if issued securities: The Portfolios may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of a Portfolio until the Adviser determines that issuance of the security is probable. At that time, the Portfolio will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Portfolio will also establish a segregated account on its books in which it will maintain cash, cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

The value of a Portfolio's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Portfolio, may not exceed 5% of the value of the Portfolio's net assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Portfolio may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Portfolio at the time of sale.


 Yankee and Eurobond Obligations: Each Portfolio may invest in Eurobond and Yankee obligations, which are Fixed Income Securities. The Eurobonds that the Portfolios will purchase may include bonds issued and denominated in euros (the new currency unit implemented on January 1, 1999 by the countries participating in the European Monetary Union). Eurobonds may be issued by government and corporate issuers in Europe. Yankee bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurobond and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. However, Eurobond (and to a limited extent, Yankee) obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.


Zero Coupons: Zero coupon bonds are Fixed Income Securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the Portfolio's distributions of net investment income.

Zero Coupons may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor. Zero Coupon Treasury Bonds are sold under a variety of different names, such as:
Certificate of Accrual on Treasury Securities ("CATS"), Treasury Receipts ("TRS"), Separate Trading of Registered Interest and Principal of Securities ("STRIPS") and Treasury Investment Growth Receipts ("TIGERS").

                             INVESTMENT LIMITATIONS

Fundamental Limitations. Each Portfolio is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

As a matter of fundamental policy, each Portfolio will not change its objective and will not:

(1)   invest in physical commodities or contracts on physical commodities;

(2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

(3) make loans except: (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into repurchase agreements, subject to the limitations described in non-fundamental limitation (7), below,
(ii) by lending its portfolio securities, and (iii) by lending Portfolio assets to other Portfolios of the Fund, so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations, or interpretations or orders of the SEC thereunder;


(4) with respect to 75% of its assets, purchase securities of any issuer if, as a result, more than 5% of the Portfolio's total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;


(5) borrow money, except (i) as a temporary measure for extraordinary or emergency purposes, and (ii) in connection with reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

(6) underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act") in connection with the disposition of restricted securities); and

(7) acquire any securities of companies within one industry, if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however that (i) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;
(ii) the Portfolios may invest without limitation in certificates of deposit or bankers' acceptances of domestic banks; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (v) asset-backed securities will be classified according to the underlying assets securing such securities; and (vi) the Mortgage Advisory Portfolio will concentrate in mortgage-backed securities.

(8) issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate segregation of assets to cover such obligations.

Non-Fundamental Limitations. Each Portfolio is also subject to the following restrictions which may be changed by the Board without shareholder approval.

As a matter of non-fundamental policy, no Portfolio will:

(1) enter into futures contracts or options on futures contracts for purposes other than bona fide hedging if more than 5% of the Portfolio's total assets at the time of the transaction would be required as margin and option premiums to secure the Portfolio's obligations under such contracts;

(2) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, provided that each Portfolio may make margin deposits in connection with transactions in options, futures, and options on futures;

(3) sell short unless the Portfolio (i) by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, or (ii) maintains in a segregated account on the books of the Fund's custodian an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short or such other amount as the SEC or its staff may permit by rule, regulation, order or interpretation (transactions in futures contracts and options, however, are not deemed to constitute selling securities short);

(4) borrow money other than from banks or other Portfolios of the Fund, provided that a Portfolio may borrow from banks or other Portfolios of the Fund so long as such borrowing is not inconsistent with the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder; or purchase additional securities when borrowings exceed 5% of total (gross) assets;

(5) pledge, mortgage or hypothecate assets in an amount greater than 50% of its total assets, provided that each Portfolio may segregate assets without limit in order to comply with the requirements of Section 18(f) of the 1940 Act and applicable rules, regulations or interpretations of the SEC and its staff;

(6) invest more than an aggregate of 15% of the net assets of the Portfolio, determined at the time of investment, in illiquid securities provided that this limitation shall not apply to any investment in securities that are not registered under the 1933 Act but that can be sold to qualified institutional investors in accordance with Rule 144A under the 1933 Act and are determined to be liquid securities under guidelines or procedures adopted by the Board;

(7) invest for the purpose of exercising control over management of any company; and

(8) invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder.

Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required.

Pursuant to an order from the SEC, the Portfolios may enter into interfund lending arrangements. Interfund loans and borrowings permit each Portfolio to lend money directly to and borrow from other Portfolios of the Fund for temporary purposes. Such loans and borrowings normally extend overnight but may have a maximum duration of seven days. A Portfolio will borrow through the interfund lending facility only when the costs are lower than the costs of bank loans, and will lend through the facility only when the returns are higher than those available from an investment in repurchase agreements. In addition, a Portfolio will borrow and lend money through interfund lending arrangements only if, and to the extent that, such practice is consistent with the Portfolio's investment objective and other investments. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

                               PURCHASE OF SHARES

The Portfolios requested should be designated on the Account Registration Form. Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders, and (iii) to reduce or waive the minimum for initial and subsequent investments. The officers of the Fund may from time to time waive the minimum initial and subsequent investment requirements in connection with investments in the Fund by certain investors, including but not limited to (a) employees of the Adviser and its affiliates, and (b) other investors with whom the Adviser wishes to develop a relationship or whose investments are expected, over a reasonable period of time, to exceed the minimum initial investment requirement.


The Portfolios are available only to private advisory clients of the Adviser and other financial intermediaries. Investors purchasing and redeeming shares of the Portfolios through a financial intermediary may be charged a transaction-based fee or other fee for the financial intermediary's services. Each financial intermediary is responsible for sending you a schedule of fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of financial intermediaries should read this SAI in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from financial intermediaries for the sale of Institutional Class Shares.


Neither the Distributor nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and Distributor will provide written confirmation of transactions initiated by telephone.

                              REDEMPTION OF SHARES

Each Portfolio may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange ("NYSE") is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and
(iii) for such other periods as the SEC may permit. The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Fund's prospectuses under "Valuation of Shares" and a redeeming shareholder would normally incur brokerage expenses in converting these securities to cash.

No charge is made by a Portfolio for redemptions. Redemption proceeds may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.

                        TRANSACTIONS WITH BROKER/DEALERS

The Fund has authorized certain brokers to accept on its behalf purchase and redemption orders. Some of these brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. For purposes of determining the purchase price of shares, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order. In other words, orders will be priced at the net asset value next computed after such orders are accepted by an authorized broker or the broker's authorized designee.

                              SHAREHOLDER SERVICES

Transfer of Shares

Shareholders may transfer shares of the Fund's Portfolios to another person by written request to the Shareholder Services Group at the address noted above. If shares are being transferred to a new account, requests for transfer must be accompanied by a completed Account Registration Form for the receiving party. If shares are being transferred to an existing account, the request should clearly identify the account and number of shares to be transferred and include the signature of all registered owners and all share certificates, if any, which are subject to the transfer. The signature on the letter of request, the share certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.


                               VALUATION OF SHARES



Net asset value per share ("NAV") is determined by dividing the total market value of each Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of that Portfolio. NAV for Investment Class Shares, Institutional Class Shares and Adviser Class Shares may differ due to class-specific expenses paid by each class, and the shareholder servicing fees charged to Investment Class Shares and distribution fees charged to Adviser Class Shares.



Equity securities listed on a U.S. securities exchange or Nasdaq for which market quotations are available are valued at the last quoted sale price on the day of valuation. Price information on listed equity securities is taken from the exchange where the security is primarily traded. Equity securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of NAV, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the bid price of the foreign currencies against U.S. dollars. Unlisted equity securities and listed U.S. equity securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.


Bonds and other fixed income securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. NAV includes interest on bonds and other fixed income securities which are accrued daily. Bonds and other fixed income securities which are traded over the counter and on an exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities this ordinarily will be the over-the-counter market.


However, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Bonds and other fixed income securities not priced in this manner are valued based on the mean of bid and ask prices (or a yield equivalent thereof), obtained from market makers or brokers or, when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board determines that amortized cost reflects fair value. In the event that amortized cost does not approximate market, market prices as determined above will be used.




                             MANAGEMENT OF THE FUND

     Officers and Trustees. The Board of the Fund consists of ten Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by Morgan Stanley Investment Management Inc., the Adviser, and Morgan Stanley AIP GP LP (the "Institutional Funds") and all of the funds advised by Morgan Stanley Investment Advisors Inc. (the "Retail Funds"). Seven Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser's parent company, Morgan Stanley. These Trustees are the non "Interested Persons" of the Fund as defined under Section 2(a)(19) of the 1940 Act (the "Independent Trustees"). The other three Trustees (the "Management Trustees") are affiliated with the Adviser.

     The Independent Trustees of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of July 31, 2003) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment advisor that is an affiliated person of the Adviser (including but not limited to Morgan Stanley Investment Advisors Inc.).

-----------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                    Portfolios in
                            Position(s)                Principal                    Fund Complex       Other
Name, Age and Address of    Held with    Length of     Occupation(s)                Overseen by        Directorships
Independent Trustee         Registrant   Time Served*  During Past 5 Years**        Trustee            Held by Trustee
-----------------------------------------------------------------------------------------------------------------------
Michael Bozic (62)          Trustee      Since July    Retired; Director or         216                Director of
c/o Mayer, Brown, Rowe &                 2003          Trustee of the                                  Weirton Steel
Maw LLP                                                Retail Funds and                                Corporation.
Counsel to the                                         TCW/DW Term Trust
Independent Trustees                                   2003 (since April
1675 Broadway                                          1994) and the
New York, NY                                           Institutional Funds
                                                       (since July 2003);
                                                       formerly Vice Chairman
                                                       of Kmart Corporation
                                                       (December 1998-October
                                                       2000), Chairman and Chief
                                                       Executive Officer of
                                                       Levitz Furniture
                                                       Corporation (November
                                                       1995-November 1998) and
                                                       President and Chief
                                                       Executive Officer of
                                                       Hills Department Stores
                                                       (May 1991-July 1995);
                                                       formerly variously
                                                       Chairman, Chief Executive
                                                       Officer, President and
                                                       Chief Operating Officer
                                                       (1987-1991) of the Sears
                                                       Merchandise Group of
                                                       Sears, Roebuck & Co.

-----------------------------------------------------------------------------------------------------------------------

Edwin J. Garn (71)          Trustee      Since July    Director or Trustee          216                Director of
c/o Summit Ventures LLC                  2003          of the Retail Funds                             Franklin Covey
1 Utah Center                                          and TCW/DW Term                                 (time management
201 S. Main Street                                     Trust 2003 (since                               systems), BMW
Salt Lake City, UT                                     January 1993) and                               Bank of North
                                                       the Institutional                               America, Inc.
                                                       Funds (since July                               (industrial loan
                                                       2003); member of the                            corporation),
                                                       Utah Regional Advisory                          United Space
                                                       Board of Pacific Corp.;                         Alliance (joint
                                                       formerly United                                 venture between
                                                       States Senator (R-Utah)                         Lockheed Martin
                                                       (1974-1992)                                     and the Boeing
                                                       and Chairman, Senate                            Company) and

-----------------------------------------------------------------------------------------------------------------------

-----------
* This is the earliest date the Trustee began serving the Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail and Institutional Funds as applicable.

--------------------------------------------------------------------------------------------------------------------------
                                                       Banking Committee                               Nuskin AsiaPacific
                                                       (1980-1986),  Mayor                             (multilevel
                                                       of Salt Lake City,                              marketing);
                                                       Utah (1971-1974),                               member of the
                                                       Astronaut, Space                                board of various
                                                       Shuttle Discovery                               civic and
                                                       (April 12-19, 1985),                            charitable
                                                       and Vice Chairman,                              organizations.
                                                       Huntsman Corporation
                                                       (chemical company).

--------------------------------------------------------------------------------------------------------------------------
Wayne E. Hedien (69)        Trustee      Since July    Retired; Director or         216                Director of The
c/o Mayer, Brown, Rowe &                 2003          Trustee of the                                  PMI Group Inc.
Maw LLP                                                Retail Funds and                                (private mortgage
Counsel to the                                         TCW/DW Term Trust                               insurance);
Independent Trustees                                   2003 (since                                     Trustee and Vice
1675 Broadway                                          September 1997) and                             Chairman of The
New York, NY                                           the Institutional                               Field Museum of
                                                       Funds (since July                               Natural History;
                                                       2003); formerly                                 director of
                                                       associated with the                             various other
                                                       Allstate Companies                              business and
                                                       (March 1993-December                            charitable
                                                       1994), most recently                            organizations.
                                                       as Chairman of The
                                                       Allstate Corporation
                                                       (1993-December 1994)
                                                       and Chairman and
                                                       Chief Executive
                                                       Officer of its
                                                       wholly-owned
                                                       subsidiary, Allstate
                                                       Insurance Company
                                                       (July 1989-December
                                                       1994).

--------------------------------------------------------------------------------------------------------------------------
Dr. Manuel H. Johnson (54)  Trustee      Since July    Chairman of the              216                Director of NVR,
c/o Johnson Smick                        2003          Audit Committee and                             Inc. (home
International, Inc.                                    Director or Trustee                             construction);
2099 Pennsylvania Avenue                               of the Retail Funds                             Chairman and
N.W.                                                   and TCW/DW Term                                 Trustee of the
Suite 950                                              Trust 2003 (since                               Financial
Washington, D.C.                                       July 1991) and the                              Accounting
                                                       Institutional Funds                             Foundation
                                                       (since July 2003);                              (oversight
                                                       Senior Partner,                                 organization of
                                                       Johnson Smick                                   the Financial
                                                       International, Inc.,                            Accounting
                                                       a consulting firm;                              Standards Board);
                                                       Co- Chairman and a                              Director of RBS
                                                       founder of the Group                            Greenwich Capital
                                                       of Seven Council                                Holdings
                                                       (G7C), an                                       (financial
                                                       international                                   holding company).
                                                       economic commission;
                                                       formerly Vice
                                                       Chairman of the
                                                       Board of Governors
                                                       of the Federal
                                                       Reserve System and
                                                       Assistant Secretary
                                                       of the U.S. Treasury.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

Joseph J. Kearns (61)       Trustee      Since August  Deputy Chairman of the       217               Director of Electro
PMB754                                   1994          Audit Committee and                            Rent Corporation
23852 Pacific Coast Highway                            Director or Trustee of                         (equipment leasing),
Malibu, CA                                             the Retail Funds and                           The Ford Family
                                                       TCW/DW Term Trust 2003                         Foundation, and the
                                                       (since July2003)                               UCLA Foundation.
                                                       (since August 1994);
                                                       previously Institutional
                                                       Funds Chairman of the
                                                       Audit Committee of the
                                                       Institutional Funds (
                                                       October 2001 - July
                                                       2003); President, Kearns
                                                       & Associates LLC
                                                       (investment consulting);
                                                       formerly CFO of the J.
                                                       Paul Getty Trust.

--------------------------------------------------------------------------------------------------------------------------
Michael E. Nugent (67)      Trustee      Since July    Chairman of the Insurance    216               Director of
c/o Triumph Capital, L.P.                2001          Committee and Director or                      various business
445 Park Avenue                                        Trustee of the Retail                          organizations.
New York, NY                                           Funds and TCW/DW Term
                                                       Trust 2003 (since July
                                                       1991) and the
                                                       Institutional Funds
                                                       (since July 2001);
                                                       General Partner of
                                                       Triumph Capital, L.P., a
                                                       private investment
                                                       partnership; formerly
                                                       Vice President, Bankers
                                                       Trust Company and BT
                                                       Capital Corporation
                                                       (1984-1988).

--------------------------------------------------------------------------------------------------------------------------

Fergus Reid (71)            Trustee      Since June    Chairman of the Governance   217               Trustee and
85 Charles Colman Blvd.                  1992          Committee and Director or                      Director of certain
Pawling, NY                                            Trustee of the Retail Funds                    Investment companies
                                                       and TCW/DW Term Trust 2003                     in the JPMorgan
                                                       (since July 2003) and the                      Funds complex
                                                       Institutional Funds (since                     managed by JP Morgan
                                                       June 1992); Chairman of                        Investment
                                                       Lumelite Plastics Corporation.                 Management Inc.

--------------------------------------------------------------------------------------------------------------------------

     The Trustees who are affiliated with the Adviser or affiliates of the Adviser (as set forth below) and executive officers of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee (as of July 31, 2003) and the other directorships, if any, held by the Trustee, are shown below.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                                                           Portfolios in   Other
                                                                                           Fund Complex    Directorships
                              Position(s)                                                  Overseen by     Held by
Name, Age and Address of      Held with       Length of      Principal Occupation(s)       Management      Management
Management Trustee            Registrant      Time Served*   During Past 5 Years**         Trustee         Trustee
-------------------------------------------------------------------------------------------------------------------------
Charles A. Fiumefreddo (70)   Chairman of     Since July     Chairman and Director or      216             None
c/o Morgan Stanley Trust      the Board and   2003           Trustee of the Retail
Harborside Financial center,  Trustee                        Funds and TCW/DW Term
Plaza Two,                                                   Trust 2003 (since July
Jersey City, NJ                                              1991) and the Institutional
                                                             Funds (since  July 2003);
                                                             formerly Chief  Executive
                                                             Officer of the Retail Funds
                                                             and the TCW/DW Term Trust
                                                             2003 (until September 2002).

-------------------------------------------------------------------------------------------------------------------------
James F. Higgins (55)         Trustee         Since July     Director or Trustee of the    216             Director of
c/o Morgan Stanley Trust                      2003           Retail Funds and TCW/DW                       AXA Financial,
Harborside Financial                                         Term Trust 2003 (since                        Inc. and The
Center,                                                      June 2000) and the                            Equitable Life
Plaza Two,                                                   Institutional Funds (since                    Assurance
Jersey City, NJ                                              July 2003); Senior Advisor                    Society of the
                                                             of Morgan Stanley (since                      United States
                                                             August 2000); Director of                     (financial
                                                             Morgan Stanley                                services).
                                                             Distributors Inc. and Dean
                                                             Witter Realty Inc.;
                                                             previously President and
                                                             Chief Operating Officer of
                                                             the Private Client Group
                                                             of Morgan Stanley (May
                                                             1999-August 2000), and
                                                             President and Chief
                                                             Operating Officer of
                                                             Individual Securities of
                                                             Morgan Stanley (February
                                                             1997-May 1999).
-------------------------------------------------------------------------------------------------------------------------

-------------
* This is the date the Trustee began serving the Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail and Institutional Funds as applicable.

------------------------------------------------------------------------------------------------------------------------

Philip J. Purcell (60)        Trustee         Since April    Director or Trustee of the    216             Director of
1585 Broadway                                 1994           Retail Funds and TCW/DW                       American
New York, NY                                                 Term Trust 2003 (since                        Airlines
                                                             April 1994) and the                           Inc. and its
                                                             Institutional Funds (since                    parent
                                                             July 2003); Chairman of                       company, AMR
                                                             the Board of Directors and                    Corporation.
                                                             Chief Executive Officer of
                                                             Morgan Stanley and Morgan
                                                             Stanley DW Inc.; Director
                                                             of Morgan Stanley
                                                             Distributors Inc.; Chairman
                                                             of the Board of Directors
                                                             and Chief Executive
                                                             Officer of Novus Credit
                                                             Services Inc.; Director
                                                             and/or officer of various
                                                             Morgan Stanley
                                                             subsidiaries.

--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                Position(s)
Name, Age and Address of        Held with                                     Principal Occupation(s) During
Executive Officer               Registrant       Length of Time Served*       Past 5 Years**
--------------------------------------------------------------------------------------------------------------------------
Mitchell M. Merin (50)          President        Since July 2003              President and Chief Operating Officer
1221 Avenue of the Americas                                                   of Morgan Stanley Investment Management
New York, NY                                                                  Inc.; resident, Director and Chief
                                                                              Executive Officer of Morgan Stanley
                                                                              Investment Advisors, Inc. and Morgan
                                                                              Stanley Services Company Inc.;
                                                                              Chairman, Chief Executive Officer and
                                                                              Director of Morgan Stanley
                                                                              Distributors Inc.; Chairman and
                                                                              Director of Morgan Stanley Trust;
                                                                              Director of various Morgan Stanley
                                                                              subsidiaries; President of the
                                                                              Institutional Funds (since July 2003)
                                                                              and President of the Retail Funds and
                                                                              TCW/DW Term Trust 2003 (since May 1999);
                                                                              Trustee (since July 2003) President
                                                                              (since December 2002) of the Van Kampen
                                                                              Closed-End Funds; Trustee (since
                                                                              May 1999) and President (since October 2002)
                                                                              of the Van Kampen Open-End Funds.
--------------------------------------------------------------------------------------------------------------------------


-----------
* This is the earliest date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Officer of the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

--------------------------------------------------------------------------------------------------------------------
Barry Fink (49)                 Vice President   Since July 2003              General Counsel (since May 2000) and
1221 Avenue of the Americas                                                   Managing Director (since  December
New York, NY                                                                  2000) of Morgan Stanley  Investment
                                                                              Management; Managing Director (since
                                                                              December 2000), Secretary (since
                                                                              February 1997) and Director (since
                                                                              July 1998) of Morgan Stanley
                                                                              Investment Advisors Inc. and Morgan
                                                                              Stanley Services Company Inc.;
                                                                              Assistant Secretary of Morgan Stanley
                                                                              DW Inc.; Vice President and General
                                                                              Counsel of the Retail Funds and TCW/DW
                                                                              Term Trust 2003 (since February 1997);
                                                                              Vice President and Secretary of Morgan
                                                                              Stanley Distributors Inc.; previously
                                                                              Secretary of the Retail Funds
                                                                              (February 1997- July 2003); previously
                                                                              Vice President and Assistant General
                                                                              Counsel of Morgan Stanley Investment
                                                                              Advisors Inc. and Morgan Stanley
                                                                              Services Company Inc. (February 1997-
                                                                              December 2001).


--------------------------------------------------------------------------------------------------------------------
Ronald E. Robison (64)          Executive Vice   Since July 2003              Chief Global Operations Officer and
1221 Avenue of the Americas     President and                                 Managing Director of Morgan Stanley
New York, NY                    Principal                                     Investment Management Inc.; Managing
                                Executive                                     Director of Morgan Stanley & Co.
                                Officer                                       Incorporated; Managing Director of
                                                                              Morgan Stanley; Managing Director,
                                                                              Chief Administrative Officer and
                                                                              Director of Morgan Stanley Investment
                                                                              Advisors Inc. and Morgan Stanley
                                                                              Services Company Inc.; Chief Executive
                                                                              Officer and Director of Morgan Stanley
                                                                              Trust; Executive Vice President and
                                                                              Principal Executive Officer of the
                                                                              Retail Funds and TCW/DW Term Trust
                                                                              2003 (since April 2003); previously
                                                                              President of the Institutional Funds
                                                                              (March 2001 - July 2003) and Director
                                                                              of the Institutional Funds (March 2001
                                                                              - July 2003).
--------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Joseph J. McAlinden (60)            Vice President   Since July 2003              Managing Director and Chief Investment
1221 Avenue of the Americas                                                       Officer of Morgan Stanley Investment
New York, NY                                                                      Advisors Inc., and Morgan Stanley
                                                                                  Investment Management Inc.; Director
                                                                                  of Morgan Stanley Trust, Chief
                                                                                  Investment Officer of the Van Kampen
                                                                                  Funds; Vice President of the
                                                                                  Institutional Funds (since July 2003)
                                                                                  and the Retail Funds (since July 1995).


------------------------------------------------------------------------------------------------------------------------
Stefanie V. Chang (36)              Vice President   Since December 1997          Executive Director of Morgan Stanley
1221 Avenue of the Americas                                                       & Co. Incorporated and Morgan Stanley
New York, NY                                                                      Investment Management Inc. and Vice
                                                                                  President of the Institutional Funds
                                                                                  (since December 1997) and the Retail
                                                                                  Funds (since July 2003); formerly
                                                                                  practiced law with the New York law
                                                                                  firm of Rogers & Wells (now Clifford
                                                                                  Chance LLP).

------------------------------------------------------------------------------------------------------------------------
Mary E. Mullin (36)                 Secretary        Since June 1999              Vice President of Morgan Stanley & Co.
1221 Avenue of the Americas                                                       Incorporated and Morgan  Stanley
New York, NY                                                                      Investment Management Inc.; Secretary
                                                                                  of the Institutional Funds (since June
                                                                                  1999) and the Retail Funds (since July
                                                                                  2003); formerly practiced law with the
                                                                                  New York law firms of McDermott, Will
                                                                                  & Emery and Skadden, Arps, Slate,
                                                                                  Meagher & Flom LLP.

------------------------------------------------------------------------------------------------------------------------
James Garrett (34)                  Treasurer and    Treasurer since              Executive Director of Morgan Stanley
1221 Avenue of the Americas         Chief Financial  February 2002 and Chief      & Co. Incorporated and Morgan Stanley
New York, NY                        Officer          Financial Officer since      Investment Management Inc.; Treasurer
                                                     July 2003                    and Chief Financial Officer of the
                                                                                  Institutional Funds; previously with
                                                                                  PriceWaterhouse LLP (now
                                                                                  PricewaterhouseCoopers LLP).

------------------------------------------------------------------------------------------------------------------------
Michael Leary (37)                  Assistant        Since March 2003             Assistant Director and Vice President
JPMorgan Investor Services Co.   Treasurer                                        of Fund Administration, JPMorgan
73 Tremont Street                                                                 Investors Services Co. (formerly Chase
Boston, MA                                                                        Global Funds Services Company);
                                                                                  formerly Audit Manager at Ernst &
                                                                                  Young, LLP.
------------------------------------------------------------------------------------------------------------------------


     For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser) for the calendar year ended December 31, 2002 is set forth in the table below. Messrs. Bozic, Fiumefreddo, Garn, Hedien, Higgins, Purcell and Johnson did not serve as Trustees of the Fund during the calendar year ended December 31, 2002.

-------------------------------------------------------------------------------------------------------------
                                                          Aggregate Dollar Range of Equity Securities in All
                          Dollar Range of Equity             Registered Investment Companies Overseen by
                        Securities in the Fund (As         Trustee in Family of Investment Companies (As of
Name of Trustee            of December 31, 2002)*                        December 31, 2002)*
-------------------------------------------------------------------------------------------------------------
Joseph J. Kearns              $10,001 - $50,000                           $10,001 - $50,000
-------------------------------------------------------------------------------------------------------------
Michael E. Nugent                   $0                                    $10,000 - $50,000
-------------------------------------------------------------------------------------------------------------
Fargus Reid                         $0                                      over $100,000
-------------------------------------------------------------------------------------------------------------


* The following ranges should be used: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.


     As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.

     As of December 9, 2003, the Trustees and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each Portfolio of the Fund.

     Independent Trustees and the Committees. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Institutional Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Institutional Funds' Boards, such individuals may reject other attractive assignments because the Institutional Funds make substantial demands on their time. All of the Independent Trustees serve as members of the Audit Committee. In addition, three Trustees including two Independent Trustees, serve as members of the Insurance Committee, and three Trustees serve as members of the Governance Committee.

     The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. The Audit Committee consists of Messrs. Johnson, Bozic, Hedien, Garn, Kearns, Reid and Nugent. Messrs. Johnson, Bozic, Reid, Hedien and Garn were appointed to the Audit Committee on July 31, 2003. The Fund held three Audit Committee meetings during its most recent fiscal year.


     The Boards of the Institutional Funds have a Governance Committee to (i) monitor and make recommendations on corporate governance matters and board/committee policies and procedures; and (ii) oversee the periodic evaluations of the Board and any committees. The Governance Committee consists of Messrs. Reid, Bozic and Garn. The Governance Committee was established on July 31, 2003 and did not meet during its most recent fiscal year.

     Finally, the Boards of the Institutional Funds have formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien. The Insurance Committee was established on July 31, 2003, and did not meet during its most recent fiscal year.

     Advantages of Having the Same Individuals as Independent Trustees for the Retail Funds and Institutional Funds. The Independent Trustees and the funds' management believe that having the same Independent Trustees for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of these funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on the boards of the Retail Funds and Institutional Funds enhances the ability of each fund to obtain, at modest cost to each, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and Institutional Funds.

     Trustee and Officer Indemnification. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

Compensation of Trustees and Officers.

     Effective August 1, 2003, each Independent Trustee receives an annual retainer fee of $168,000 for serving the Retail Funds and Institutional Funds. In addition, each Independent Trustee receives $2,000 for attending each of the four quarterly board meetings and two performance meetings that occur each year. The Chairman of the Audit Committee receives an additional annual retainer fee of $60,000. Other Committee Chairmen and the Deputy Chairman of the Audit Committee receive an additional annual retainer fee of $30,000. The aggregate compensation paid to each Independent Trustee is paid by the Retail Funds and Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and Institutional Funds based on the relative net assets of each of the funds/portfolios of the Retail Funds and Institutional Funds. Mr. Fiumefreddo receives an annual fee of $360,000 for his service as Chairman of the Boards of the Retail and Institutional Funds and for administrative services provided to each Board.

The Fund maintains an unfunded Deferred Compensation Plan which allows each Independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to either of the following: (i) a rate equal to the prevailing rate for 90-day U.S. Treasury Bills, or (ii) a rate equal to the total return on one or more portfolios of the Fund or other funds in the Fund Complex selected by the Trustee. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The Fund intends that the Deferred Compensation Plan shall be maintained at all times on an unfunded basis for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The rights of an eligible Trustee and the beneficiaries to the amounts held under the Deferred Compensation Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.


The following table shows aggregate compensation paid to each of the Fund's Trustees by the Fund for the fiscal year ended September 30, 2003. Messrs. Biggs, Barrett, Gerrity, Jones, McLean, Morong, Morton, and Robison ceased serving as Trustees of the Fund on July 31, 2003. Messrs. Bozic, Fiumefreddo, Garn, Hedien, Johnson, Higgins, and Purcell began serving as Trustees of the Fund on July 31, 2003.

                               COMPENSATION TABLE


------------------------------------- -------------------------------
Name of Person                        Aggregate Compensation
                                      from Fund (As of
                                      September 30, 2003) (6)
------------------------------------- -------------------------------
Joseph J. Kearns (1)                                          40,860
------------------------------------- -------------------------------
Michael Nugent (1) (2) (3)                                    40,041
------------------------------------- -------------------------------
Fergus Reid (1) (3) (4)                                       41,498
------------------------------------- -------------------------------
Michael Bozic (1) (4)                                          8,089
------------------------------------- -------------------------------
Charles A. Fiumefreddo* (2)                                    9,976
------------------------------------- -------------------------------
Edwin J. Garn (1) (4)                                          8,089
------------------------------------- -------------------------------
Wayne E. Hedien (1) (2)                                        8,089
------------------------------------- -------------------------------
Dr. Manuel H. Johnson (1)                                     10,894
------------------------------------- -------------------------------
James F. Higgins*                                                  0
------------------------------------- -------------------------------
Phillip J. Purcell*                                                0
------------------------------------- -------------------------------
John D. Barrett II (5)                                        29,708
------------------------------------- -------------------------------
Thomas P. Gerrity (3)                                         29,708
------------------------------------- -------------------------------
Gerard E. Jones (5)                                           29,522
------------------------------------- -------------------------------
Vincent R. McLean (5)                                         30,549
------------------------------------- -------------------------------
C. Oscar Morong, Jr. (5)                                      30,549
------------------------------------- -------------------------------
William G. Morton (3)                                         30,549
------------------------------------- -------------------------------
Ronald E. Robison*                                                 0
------------------------------------- -------------------------------
Barton M. Biggs*                                                   0
------------------------------------- -------------------------------


(*) Current Trustees Fiumefreddo, Higgins, and Purcell are deemed to be "interested persons" of the Fund as that term is defined in the 1940 Act. Former Trustees Biggs and Robison were deemed to be "interested persons" of the Fund as that term is defined in the 1940 Act.

(1) Member of the Audit Committee of the Board of Trustees of the Fund.

(2) Member of the Insurance Committee of the Board of Trustees of the Fund.

(3) Formerly a member of the Nominating / Compensation Committee of the Board of Trustees of the Fund. The Nominating / Compensation Committee was dissolved effective July 31, 2003.

(4) Member of the Governance Committee of the Board of Trustees of the Fund.

(5) Formerly a member of the Audit Committee of the Board of Trustees of the Fund.

(6) Includes amounts deferred at the election of Trustees under the Deferred Compensation Plan. The total amount of deferred compensation (including interest) payable or accrued by Messrs. Kearns, McLean, and Morong are $31,367, $30,549, and $30,549, respectively.

The following table shows aggregate compensation paid to each of the Fund's Trustees by the Fund Complex for the calendar year ended December 31, 2002. Because the Funds in the Fund Complex have different fiscal year ends, the amounts shown in this table are presented on a calendar-year basis.

                               COMPENSATION TABLE

------------------------------------- ----------------------------
Name of Person                        Total Compensation from
                                      Fund and Fund Complex
                                      Payable to Trustees (As of
                                      December 31, 2002)
------------------------------------- ----------------------------
Joseph J. Kearns                                           95,500
------------------------------------- ----------------------------
Michael Nugent                                            296,475
------------------------------------- ----------------------------
Fergus Reid                                                95,500
------------------------------------- ----------------------------
Michael Bozic                                             159,650
------------------------------------- ----------------------------
Charles A. Fiumefreddo                                    360,000
------------------------------------- ----------------------------
Edwin J. Garn                                             159,650
------------------------------------- ----------------------------
Wayne E. Hedien                                           158,950
------------------------------------- ----------------------------
Dr. Manuel H. Johnson                                     226,063
------------------------------------- ----------------------------
James F. Higgins                                                0
------------------------------------- ----------------------------
Phillip J. Purcell                                              0
------------------------------------- ----------------------------
John D. Barrett II                                         90,000
------------------------------------- ----------------------------
Thomas P. Gerrity                                          89,000
------------------------------------- ----------------------------
Gerard E. Jones                                            93,500
------------------------------------- ----------------------------
Vincent R. McLean                                          90,000
------------------------------------- ----------------------------
C. Oscar Morong, Jr.                                       90,000
------------------------------------- ----------------------------
William G. Morton                                          89,000
------------------------------------- ----------------------------
Ronald E. Robison                                               0
------------------------------------- ----------------------------
Barton M. Biggs                                                 0
------------------------------------- ----------------------------

                               INVESTMENT ADVISER


The Adviser to the Fund, Morgan Stanley Investment Management Inc. ("MSIM" or the "Adviser"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of MSIM. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of September 30, 2003, the Adviser, together with its affiliated asset management companies, had approximately $394 billion in assets under management, with approximately $153 billion in institutional assets.

Under an Investment Advisory Agreement ("Agreement") with the Fund, the Adviser, subject to the control and supervision of the Fund's Board and in conformance with the stated investment objectives and policies of each Portfolio, manages the investment and reinvestment of the assets of each Portfolio. In this regard, it is the responsibility of the Adviser to make investment decisions for the Fund's Portfolios and to place each Portfolio's purchase and sales orders for investment securities.


As compensation for the services rendered by the Adviser under the Agreement and the assumption by the Adviser of the expenses related thereto (other than the cost of securities purchased for the Portfolios and the taxes and brokerage commissions, if any, payable in connection with the purchase and/or sale of such securities), each Portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the Portfolio's average daily net assets for the quarter: 0.375% for each of the Investment Grade Credit Advisory and Mortgage Advisory Portfolios.

The Agreement continues for successive one year periods, only if each renewal is specifically approved by an in-person vote of the Fund's Board, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of the Fund; in such event, continuance shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of each Portfolio of the Fund. If the holders of any Portfolio fail to approve the Agreement, the Adviser may continue to serve as investment adviser to each Portfolio which approved the Agreement, and to any Portfolio which did not approve the Agreement until new arrangements have been made. The Agreement is automatically terminated if assigned, and may be terminated by any Portfolio without the payment of any penalty, at any time, (1) by vote of a majority of the entire Board or (2) by vote of a majority of the outstanding voting securities of the Portfolio on sixty (60) days' written notice to the Adviser or (3) by the Adviser without the payment of any penalty, upon 90 days' written notice to the Fund.

The Fund bears all of its own costs and expenses, including but not limited to: services of its independent accountants, its administrator and dividend disbursing and transfer agent, legal counsel, taxes, insurance premiums, costs incidental to meetings of its shareholders and Trustees, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and custodian fees. These Fund expenses are, in turn, allocated to each Portfolio, based on their relative net assets. Each Portfolio bears its own advisory fees and brokerage commissions and transfer taxes in connection with the acquisition and disposition of its investment securities.

The Fund, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.


Approval of the Advisory Agreement

In approving the investment advisory agreement, the Board of Trustees, including the Independent Trustees, considered the nature, quality and scope of the services provided by the Adviser, the performance, fees and expenses of each Portfolio compared to other similar investment companies, the Adviser's expenses in providing the services, the profitability of the Adviser and its affiliated companies and other benefits they derive from their relationship with the Fund and the extent to which economies of scale are shared with each Portfolio. The Independent Trustees reviewed reports from third parties and management about the foregoing factors and changes, if any, in such items since the preceding year's deliberations. The Independent Trustees noted their confidence in the capability and integrity of the senior management and staff of the Adviser and the financial strength of the Adviser and its affiliated companies. The Independent Trustees weighed the foregoing factors in light of the advice given to them by legal counsel to the Fund as to the law applicable to the review of investment advisory contracts. Based upon its review, the Board of Trustees, including all of the Independent Trustees, determined, in the exercise of its business judgment that approval of the investment advisory agreement were in the best interests of each Portfolio and its shareholders.




                              PRINCIPAL UNDERWRITER

Morgan Stanley Distribution, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, with its principal office at One Tower Bridge, 100 Front Street, Suite 1100, West Conshohocken, Pennsylvania 19428-2881, distributes the shares of the Fund. Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund's shares. The Distribution Agreement continues in effect so long as such continuance is approved at least annually by the Fund's Board, including a majority of those Trustees who are not parties to such Distribution Agreement nor interested persons of any such party. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

                               FUND ADMINISTRATION


Morgan Stanley Investment Management Inc. also serves as Administrator to the Fund pursuant to an Administration Agreement dated as of November 18, 1993. Under its Administration Agreement with the Fund, Morgan Stanley Investment Management Inc. receives an annual fee, accrued daily and payable monthly, of 0.08% of the Fund's average daily net assets, and is responsible for all fees payable under any sub-administration agreements. JPMorgan Investor Services Company, serves as transfer agent and provides fund accounting and other services pursuant to a sub-administration agreement.

                             OTHER SERVICE PROVIDERS

Custodian. JPMorgan Chase & Co., located at 3 Chase MetroTech Center, Brooklyn, NY 11245 serves as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

Transfer and Dividend Disbursing Agent. JPMorgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3913, serves as the Funds' Transfer Agent and Dividend Disbursing Agent.


Independent Auditors. Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116-5072, serves as independent accountants for the Fund and audits the annual financial statements of each Portfolio.


Fund Counsel. Mayer, Brown, Rowe & Maw LLP, located at 1675 Broadway, New York, NY 10019, acts as the Fund's legal counsel.


                                   LITIGATION

The Fund is not involved in any litigation.

                             BROKERAGE TRANSACTIONS

Portfolio Transactions

The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's Portfolios and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolios. In so doing, the Adviser will consider all matters it deems relevant, including the following: the Adviser's knowledge of negotiated commission rates and spreads currently available; the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security or instrument to be purchased or sold; the desired timing of the transaction; the activity existing and expected in the market for the particular security or instrument; confidentiality; the execution, clearance, and settlement capabilities of the broker or dealer selected and other brokers or dealers considered; the reputation and perceived soundness of the broker or dealer selected and other brokers or dealers considered; the Adviser's knowledge of any actual or apparent operational problems of a broker or dealer; and the reasonableness of the commission or its equivalent for the specific transaction.

In seeking to implement the Fund's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolios or the Adviser. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Adviser from brokers and dealers may be of benefit to them and any of their asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may place Portfolio orders with qualified broker-dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients.

The Adviser and certain of its affiliates currently serve as investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser to others. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios and other client accounts. The Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

As an indirect subsidiary of Morgan Stanley, the Adviser is affiliated with certain U.S.-registered broker-dealers and foreign broker-dealers (collectively, the "Affiliated Brokers"). The Adviser may, in the exercise of its discretion under its investment advisory agreement, effect transactions in securities or other instruments for the Fund through the Affiliated Brokers.

                               GENERAL INFORMATION

Fund History

Morgan Stanley Institutional Fund Trust (formerly MAS Funds) is an open-end management investment company established under Pennsylvania law as a Pennsylvania business trust under an Amended and Restated Agreement and Declaration of Trust dated November 18, 1993. The Fund was originally established as The MAS Pooled Trust Fund, a Pennsylvania business trust, in February, 1984.

Description of Shares and Voting Rights



The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series ("Portfolios") of shares. Currently the Fund consists of thirty Portfolios (five of which are not operational).



The shares of each Portfolio of the Fund are fully paid and non-assessable, except as set forth below, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Portfolio of the Fund have no preemptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder of a class is entitled to one vote for each full class share held (and a fractional vote for each fractional class share held) in the shareholder's name on the books of the Fund. Shareholders of a class have exclusive voting rights regarding any matter submitted to shareholders that relates solely to that class of shares (such as a distribution plan or service agreement relating to that class), and separate voting rights on any other matter submitted to shareholders in which the interests of the shareholders of that class differ from the interests of holders of any other class.

Meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist in shareholder communication in such matters to the extent required by law.

Dividends and Distributions

The Fund's policy is to distribute substantially all of each Portfolio's net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes.

Unless the shareholder elects otherwise in writing, all dividends and distributions are automatically received in additional shares of that Portfolio of the Fund at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gain distributions in cash) has been elected. An account statement is sent to shareholders whenever a dividend or distribution is paid.

Each Portfolio of the Fund is treated as a separate entity (and hence, as a separate "regulated investment company") for federal tax purposes. Any net capital gains recognized by a Portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Portfolio.


In each of the Portfolios, undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating NAV. Therefore, on the ex-dividend date, the NAV excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable as ordinary income.


Certain mortgage securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the Portfolio and therefore will not be distributed as dividends. Rather, these payments on mortgage-backed securities will be reinvested on your behalf by the Portfolio.

Shareholder and Trustee Liability

Under Pennsylvania law, shareholders of a trust such as the Fund may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust further provides for indemnification out of the Fund's property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Fund for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class (subject only to the rights of creditors of the Fund) and would be subject to the liabilities related thereto. Pursuant to the 1940 Act shareholders of any additional series or class of shares would normally have to approve the adoption of any advisory contract relating to such series or class and of any changes in the investment policies relating thereto.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.

                               TAX CONSIDERATIONS



Each Portfolio generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they may be subject to different rates of tax. The tax treatment of the investment activities of a Portfolio will affect the amount, timing and character of distributions made by such Portfolio. Tax issues relating to the Portfolios generally are not a consideration for shareholders such as tax-exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

Investment Company Taxation. Each Portfolio of the Fund is treated as a separate entity for federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, each Portfolio will not be subject to federal income tax to the extent it distributes net investment company taxable income and net capital gains to shareholders. The Fund will notify you annually as to the tax classification of all distributions.


Tax issues relating to the Fund are not generally a consideration for shareholders such as tax-exempt entities and tax-advantaged retirement vehicles such as an IRS or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

Each Portfolio intends to declare and pay dividends and capital gain distributions so as to avoid imposition of the federal excise tax. To do so, each Portfolio expects to distribute an amount at least equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gains net income for the one-year period ending October 31st, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year.

In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, (i) a Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income and 90% of its investment company taxable income; (ii) at the close of each quarter of a Portfolio's taxable year, at least 50% of its total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and such other securities with limitations; and (iii) at the close of each quarter of a Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities of any one issuer, or of two or more issuers engaged in same or similar businesses if the Portfolio owns at least 20% of the voting power of such issuers.

Each Portfolio of the Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes including unrealized gains at the end of the Portfolio's fiscal year on certain futures transactions. Such distributions will be combined with distributions of capital gains realized on the Portfolio's other investments and shareholders will be advised of the nature of the payments.


Gains or losses on sale of securities by a Portfolio will be long-term capital gains or losses if the securities have a tax holding period or more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses. Special tax rules described below may change the normal treatment of gains and losses recognized by a Portfolio when it makes certain types of investments. Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss. The application of these special rules would therefore also affect the character of distributions made by a Portfolio.


Some of the options, futures contracts, forward contracts, and swap contracts entered into by the Portfolios may be "Section 1256 contracts." Section 1256 contracts held by a Portfolio at the end of its taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with unrealized gains or losses treated as though they were realized. Any gains or losses, including "marked to market" gains or losses, on
Section 1256 contracts other than forward contracts are generally 60% long-term and 40% short-term capital gains or losses ("60/40") although all foreign currency gains and losses from such contracts may be treated as ordinary in character absent a special election.

Generally, hedging transactions and certain other transactions in options, futures, forward contracts and swap contracts undertaken by a Portfolio, may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gain or loss realized by a Portfolio. In addition, losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Portfolio. Short-term capital gain is taxed as ordinary income when distributed to shareholders.

A Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Portfolio that did not engage in such hedging transactions.

The Code provides constructive sales treatment for appreciated financial positions such as stock which has increased in value in the hands of a Portfolio. Under this constructive sales treatment, the Portfolio may be treated as having sold such stock and be required to recognize gain if it enters into a short sale, an offsetting notional principal contract, a futures or forward contract, or a similar transaction with respect to such stock or substantially identical property.


Under certain tax rules, a Portfolio may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Portfolio receives no payments in cash on the security during the year. To the extent that a Portfolio invests in such securities, it would be required to pay out such income as an income distribution in each year in order to avoid taxation at the Portfolio level. Such distributions will be made from the available cash of the Portfolio or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Portfolio may realize a gain or loss from such sales. In the event a Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Taxation of Dividends and Distributions. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from a Portfolio. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or cash. Under recently enacted legislation, ordinary income dividends received by a shareholder may be taxed at the same rates as long-term capital gains. However, even if income received in the form of ordinary income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, a shareholders generally will not be permitted to offset ordinary income dividends with capital losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held a Portfolio's shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009, and the maximum rate on dividends would move to 35% in 2009 and 39.6% in 2011.

Shareholders generally are taxed on any ordinary dividend or capital gain distributions from a Portfolio in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains, and the amount of any dividends eligible for the federal dividends received deduction for corporations.


Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Portfolio of investment income and short-term capital gains.

Although income received on direct U.S. government obligations is taxable at the Federal level, such income may be exempt from state tax, depending on the state, when received by a shareholder. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. government obligations. Shareholders should consult their tax advisers to determine whether any portion of dividends received from the Portfolio is considered tax exempt in their particular states.


Purchases, Redemptions and Exchanges of Portfolio Shares. Any dividend or capital gains distributions received by a shareholder from any regulated investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distributions would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Portfolio shares immediately prior to a distribution record date. Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than twelve months and short-term if for twelve months or less. Generally, for non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 15% and short-term gains are currently taxed at ordinary income tax rates. Without future congressional action, the maximum rate on long-term capital gains would return to 20% in 2009. If shares held for six months or less are sold or redeemed for a loss, two special rules apply: First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a municipal Portfolio fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.


Gain or loss on the sale or redemption of shares of a Portfolio is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

Exchanges of shares of a Portfolio for shares of another Portfolio are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first Portfolio, followed by the purchase of shares in the second Portfolio.

If a shareholder realizes a loss on the redemption or exchange of a Portfolio's shares and reinvests in that Portfolio's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.


When you open your Fund account, you must certify on your Account Registration Form that your Social Security Number or Taxpayer Identification Number is correct, and that you are not subject to backup withholding. By providing this information, you will avoid being subject to federal backup withholding at a rate of 28% as of the date of this SAI on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income for such year.


Foreign Income Taxes: Investment income received by the Portfolios from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Portfolios to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolios' assets to be invested within various countries is not known. The Portfolios intend to operate so as to qualify for treaty-reduced rates of tax where applicable.

If at the end of a Portfolio's year, more than 50% of a Portfolio's assets are represented by foreign securities, then such Portfolio may file an election with the Internal Revenue Service to pass through to shareholders the amount of foreign income taxes paid by such Portfolio. A Portfolio will make such an election only if it is deemed to be in the best interests of such shareholders.

If a Portfolio makes the above-described election, the Portfolio will not be allowed a deduction or a credit for foreign taxes it paid and the amount of such taxes will be treated as a dividend paid by the Portfolio. The shareholders of the Portfolios will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Portfolio; (ii) treat their pro rata share of foreign taxes as paid by them;
(iii) treat as gross income from sources within the respective foreign countries, for purposes of the foreign tax credit, their pro rata share of such foreign taxes and their pro rate share of any dividend paid by the Portfolio which represents income from sources within foreign countries; and (iv) either deduct their pro rata share of foreign taxes in computing their taxable income or use it within the limitations set forth in the Code as a foreign tax credit against U.S. income taxes (but not both). In no event shall a shareholder be allowed a foreign tax credit if the shareholder holds shares in a Portfolio for 15 days or less during the 30-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividends.

Each shareholder of a Portfolio will be notified within 60 days after the close of each taxable (fiscal) year of the Fund if the foreign taxes paid by the Portfolio will pass through for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and
(ii) the Portfolio's gross income from foreign sources. The notice from the Portfolio to shareholders will also include the amount of foreign taxes paid by the Portfolio which are not allowable as a foreign tax credit because the Portfolio did not hold the foreign securities for more than 15 days during the 30-day period beginning on the date which is 15 days before the date on which the security becomes ex-dividend with respect to the foreign source dividend or because, and to the extent that, the recipient of the dividend is under an obligation to make related payments with respect to positions in substantially similar or related property. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass-through" of foreign tax credits.

State and Local Income Taxes: The Fund is not liable for any corporate income or franchise tax in the Commonwealth of Pennsylvania. Shareholders should consult their tax advisers for the state and local income tax consequences of distributions from the Portfolios.

Special Tax Considerations for the Municipal and NY Municipal Portfolios: Each of the Municipal and NY Municipal Portfolios intends that at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets will consist of obligations the interest on which is excludable from gross income (i.e., municipal bonds and notes), so that it may pay "exempt-interest" dividends to shareholders. Exempt-interest dividends, which are defined in the Code, are excluded from a shareholder's gross income for federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (imposed at a rate of 26%-28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers). A shareholder may, however, lose the federal tax-exempt status of the accrued income of the Portfolio if the shareholder redeems its shares before a dividend has been declared. Exempt-interest dividends received by shareholders from these Portfolios may be subject to state and local taxes, although some states allow a shareholder to exclude that portion of a portfolio's tax-exempt income which is accountable to municipal securities issued within the shareholder's state of residence.

These Portfolios may invest in private activity municipal securities, the interest on which is subject to the federal alternative minimum tax for corporations and individuals. These Portfolios may not be an appropriate investment for persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business or facility financed from the proceeds of industrial development bonds or private activity bonds. Such persons should consult their tax advisors before purchasing shares.

Any distributions paid to shareholders of either Portfolio that are derived from taxable interest or capital gains will be subject to federal income tax. Additionally, such distributions are not eligible for the dividends received deduction for corporations.

Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of these Portfolios is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year.

                         PRINCIPAL HOLDERS OF SECURITIES


As of December 9, 2003, the following represents persons or entities that owned, directly or beneficially, more than 5% of the shares of any Class of the following Portfolios' outstanding shares:



------------------------------------------------------------------------------------------------------------------------------------
                                                   Institutional Class Portfolios
------------------------------------------------------------------------------------------------------------------------------------
Portfolio                                              Name and Address                        Number of Shares        % of Class
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Equity                             Morgan Stanley DW Inc.                                        7,408,097.29            45.73%
                                   5 World Trade Center
                                   New York, NY 10048
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Equity                             Northern Trust Company Trustee FBO                              998,701.83             6.17%
                                   P.O. Box 92956
                                   Chicago, IL 60675-2956
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Value                              Mac & Co. A/C MSWF4000162                                     4,720,975.40            19.45%
                                   P.O. Box 3198
                                   Pittsburgh, PA 15230-3198
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Value                              Charles Schwab & Co Inc.                                      4,147,807.72            17.09%
                                   Special Custody Account FBO
                                   101 Montgomery
                                   San Francisco, CA 94104
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Value                              Norwest Bank Trustee FBO                                      2,397,016.57             9.88%
                                   County of Los Angeles 401k Savings Plan
                                   8515 East Orchard Rd Attn:  2T2
                                   Englewood, CO 80111
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Value                              Bost & Co. A/C KSPF8035002 & KSPF5010002                      1,832,830.00             7.55%
                                   Eastman Kodak Employee Savings & Investment Plan
                                   P.O. Box 3198
                                   Pittsburgh, PA 15230-3198
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Core Plus Fixed Income             Mac & Co. A/C MSWF1000302                                    46,731,572.28            22.04%
                                   P.O. Box 3198
                                   Pittsburgh, PA 15230-3198
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Core Plus Fixed Income             Morgan Stanley DW Inc.                                       14,369,635.83             6.78%
                                   5 World Trade Center
                                   New York, NY 10048
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Small Cap Value               Fidelity Investments Institutional                            7,500,827.25            28.26%
                                   Operations FIIOC as Agent
                                   100 Magellan Way KWIC
                                   Covington, KY 41015
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Small Cap Value               Morgan Stanley DW Inc.                                        5,945,302.73            22.40%
                                   5 World Trade Center
                                   New York, NY 10048
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Small Cap Value               The Northern Trust Company Trustee                            1,855,361.24             6.99%
                                   FBO Silicon Graphics
                                   P.O. Box 92994
                                   Chicago, IL 60675
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Small Cap Value               Mac & Co A/C MSWF4000102                                      1,776,874.97             6.69%
                                   P.O. Box 3198
                                   Pittsburgh, PA 15230-3198
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Small Cap Value               Mac & Co. A/C FINF1504002                                     1,610,086.15             6.07%
                                   Mutual Fund Operations
                                   P.O. Box 3198
                                   Pittsburgh, PA 15230-3198
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Small Cap Value               The McConnell Foundation                                      1,369,556.79             5.16%
                                   P.O. Box 492050
                                   Redding, CA 96049-2050
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Mid Cap Growth                     Fidelity Investments Institutional                           15,703,116.27            40.70%
                                   Operations FIIOC as Agent
                                   100 Magellan Way KWIC
                                   Covington, KY 41015
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Mid Cap Growth                     Morgan Stanley DW Inc.                                        3,727,528.22             9.66%
                                   5 World Trade Center
                                   New York, NY 10048
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Mid Cap Growth                     Mac & Co A/C TUCF8748672                                      2,670,604.63             6.92%
                                   Mutual Fund Operations
                                   P.O. Box 3198
                                   Pittsburgh, PA 15230-3198
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Mid Cap Growth                     Mac & Co A/C MSWF4000202                                      2,499,933.93             6.48%
                                   P.O. Box 3198
                                   Pittsburgh, PA 15230-3198
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Mid Cap Growth                     Nationwide Insurance Company                                  2,118,245.34             5.49%
                                   P.O. Box 182029
                                   Columbus, OH 43218-2029
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Mid Cap Growth                     Charles Schwab & Co. Inc.                                     1,988,159.86             5.15%
                                   Special Custody Account
                                   101 Montgomery
                                   San Francisco, CA 94104
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
US Core Fixed Income               Fidelity Investment Institutional                             8,925,630.27            31.16%
                                   Operations FIIOC as Agent
                                   100 Magellan
                                   Covington, KY 41015
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
US Core Fixed Income               Morgan Stanley DW Inc.                                        7,099,388.73            24.79%
                                   5 World Trade Center
                                   New York, NY 10048
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
US Core Fixed Income               Lockheed Martin Investment Management Company                 3,184,857.33            11.12%
                                   6705 Rockledge
                                   Bethesda, MD 20817
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
US Core Fixed Income               The World Bank                                                2,433,853.36             8.50%
                                   1818 H Street NW
                                   Washington, DC 20433
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
US Core Fixed Income               Fidelity Management Trust Co. as Trustee                      2,200,092.46             7.68%
                                   For US Airways Inc.
                                   82 Devonshire
                                   Boston, MA 02109
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Cash Reserves                      Mac & Co. A/C MSWF1000042                                    47,347,726.90            36.37%
                                   P.O. Box 3198
                                   Pittsburgh, PA 15230-3198
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Cash Reserves                      Union Bank of California                                     44,039,208.98            33.83%
                                   FBO Los Angeles Hotel Restaurant
                                   P.O. Box 85484
                                   San Diego, CA 92186
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Cash Reserves                      State Street Bank and Trust Co.                              11,186,731.44             8.59%
                                   200 Newport Ave. Mail Stop JQ7S
                                   North Quincy, MA 02171
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Strategic Small Value              Morgan Stanley DW Inc.                                        4,144,093.67            97.47%
                                   5 World Trade Center
                                   New York, NY 10048
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Investment Grade Fixed Income      Morgan Stanley DW Inc.                                       16,508,943.03            33.42%
                                   5 World Trade Center
                                   New York, NY 10048
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Investment Grade Fixed Income      Mac & Co. A/C MSWF4000052                                     9,958,527.43            20.16%
                                   Mutual Funds Operations
                                   P.O. Box 3198
                                   Pittsburgh, PA 15230-3198
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Investment Grade Fixed Income      HUBCO                                                         4,291,632.11             8.69%
                                   C/O Regions Financial Corp
                                   P.O. Box 830688
                                   Birmingham, AL 35283-0688
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Investment Grade Fixed Income      Mercantile Safe Deposit & Trust                               3,151,149.35             6.38%
                                   766 Old Hammonds Ferry
                                   Linthicum, MD 21090
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
High Yield                         Morgan Stanley DW Inc.                                       12,888,111.18            19.80%
                                   5 World Trade Center
                                   New York, NY 10048
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
High Yield                         Mac & Co. A/C MSWF4000132                                     9,868,423.76            15.16%
                                   Mutual Funds Operations
                                   P.O. Box 3198
                                   Pittsburgh, PA 15230-3198
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
High Yield                         Charles Schwab & Co. Inc.                                     8,791,327.34            13.50%
                                   Special Custody Account
                                   101 Montgomery
                                   San Francisco, CA 94104
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
High Yield                         National Investor Services FBO                                3,303,533.41             5.07%
                                   097-50000-19
                                   55 Water Street, 32nd Floor
                                   New York, NY 10041
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
High Yield                         Bost & Co. A/C KSPF8035002 & KSPF5010002                      3,293,163.34             5.06%
                                   Eastman Kodak Employee Savings & Investment Plan
                                   P.O. Box 3198
                                   Pittsburgh, PA 15230-3198
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Limited Duration                   Morgan Stanley DW Inc.                                       57,542,010.89            86.43%
                                   5 World Trade Center
                                   New York, NY 10048
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
International Fixed Income         Morgan Stanley DW Inc.                                        7,083,839.82            69.77%
                                   5 World Trade Center
                                   New York, NY 10048
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
International Fixed Income         Charles Schwab & Co. Inc.                                     1,682,894.69            16.58%
                                   101 Montgomery
                                   San Francisco, CA 94104
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Municipal                          Morgan Stanley DW Inc.                                        5,910,670.56            20.61%
                                   5 World Trade Center
                                   New York, NY 10048
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Municipal                          Charles Schwab & Co. Inc.                                     4,838,328.50            16.87%
                                   101 Montgomery
                                   San Francisco, CA 94104
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Municipal                          Judith L Biggs                                                1,612,955.99             5.63%
                                   390 Riversville
                                   Greenwich, CT 06831-3200
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Municipal                          The Bank of Cherry Creek                                      1,549,009.58             5.40%
                                   Western National Bank
                                   The Dickinson Family Trust
                                   3033 East First Avenue
                                   Denver, CO 80206
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Municipal                          Jr. Trueman Qualified Subchapter S Trust                      1,446,430.13             5.04%
                                   5490 Hayden Run
                                   Hilliard, OH 43026
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Balanced                           Southwest Airlines Co. 401k Plan c/o                         10,266,038.83            39.50%
                                   State Street Bank Attn: Karen Albright
                                   105 Rosemont
                                   Westwood, MA 02090-2318
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Balanced                           Northern Trust Co. as Trustee                                 7,431,750.87            28.59%
                                   FBO Allianz Defined Cont Plan
                                   P.O. Box 92956
                                   Chicago, IL 60675
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Balanced                           Southwest Airline Co. Profit Sharing c/o                      3,375,524.42            12.99%
                                   State Street Bank  Attn: Karen Albright
                                   105 Rosemont
                                   Westwood, MA 02090
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Balanced                           Wells Fargo Bank Minnesota NA Trustee                         1,361,952.83             5.24%
                                   Quiktrip PSP
                                   P.O. Box 1533
                                   Minneapolis, MN 55480
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Intermediate Duration              Trust For Civil Society                                         692,047.14            30.16%
                                   In Central & Eastern Europe
                                   Attn: Marianne Ginsburg
                                   1744 R Street NW
                                   Washington, DC 20009
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Intermediate Duration              Morgan Stanley DW Inc.                                          509,655.70            22.21%
                                   5 World Trade Center
                                   New York, NY 10048
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Intermediate Duration              Morgan Stanley Co. FBO                                          501,780.69            21.87%
                                   James B Cowperthwait
                                   50 Fairfield Road
                                   Greenwich, CT 06830
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Intermediate Duration              Morgan Stanley Co FBO                                           269,255.01            11.73%
                                   Mariposa Foundation Inc.
                                   1221 Avenue of The Americas
                                   New York, NY 10020
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Intermediate Duration              Harris Trust & Savings Bank as Agent                            126,615.57             5.52%
                                   For Various Trust & Custody Accounts
                                   Attn: Mutual Funds Unit
                                   P.O. Box 71940
                                   Chicago, IL 60694
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 Mac & Co. A/C MSWF4000092                                     2,860,977.37            16.67%
                                   P.O. Box 3198
                                   Pittsburgh, PA 15230-3198
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 Charles Schwab & Co. Inc.                                     2,144,255.20            12.49%
                                   Special Custody Account for the
                                   101 Montgomery
                                   San Francisco, CA 94104
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 Bost & Co.                                                    1,231,857.86             7.18%
                                   P.O. Box 3198
                                   Pittsburgh, PA 15230-3198
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 Fidelity Investment Institutional                             1,213,049.67             7.07%
                                   Operations FIIOC as Agent
                                   100 Magellan Way KWIC
                                   Covington, KY 41015
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 Minnesota State Deferred Compensation                         1,198,711.17             6.98%
                                   Plan Trust Trustee FBO State of Min Def
                                   8515 East Orchard Rd 2T2
                                   Englewood, CO 80111
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 National Financial Services Corp FBO                          1,166,681.68             6.80%
                                   Their Customers
                                   Church Street Station
                                   New York, NY 10008-3908
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 Mellon Bank as Agent/Omnibus Account                            877,192.29             5.11%
                                   135 Santilli
                                   Everett, MA 02149-1950

------------------------------------------------------------------------------------------------------------------------------------
                                                     Advisory Class Portfolios
------------------------------------------------------------------------------------------------------------------------------------
Portfolio                                              Name and Address                        Number of Shares        % of Class
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Foreign Fixed             Bost & Co. A/C LCRF0391002                                    5,249,629.16            10.86%
                                   Mutual Fund Operations
                                   P.O. Box 3198
                                   Pittsburgh, PA 15230-3198
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Foreign Fixed             Northern Trust Company Trustee FBO                            5,248,607.68            10.86%
                                   P.O. Box 92956
                                   Chicago, IL 60675
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Foreign Fixed             Minnesota State Board of Investments                          4,602,530.78             9.53%
                                   Attn: Jason Matz
                                   55 Sherburne
                                   St Paul, MN 55155
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Foreign Fixed             Strafe & Co. FBO                                              3,826,380.37             7.92%
                                   Ohio Public Employees Retirement System
                                   Acct 6899000230
                                   P.O. Box 160
                                   Westerville, OH 43086-0160
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Foreign Fixed             State Street Bank as Trustee                                  3,235,065.99             6.70%
                                   FBO Pacific Gas & Electric
                                   1776 Heritage
                                   North Quincy, MA 02171
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Mortgage                  Bost & Co.                                                   53,574,644.81             9.76%
                                   P.O. Box 3198
                                   Pittsburgh, PA 15230-3198
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Mortgage                  Northern Trust Company Trustee FBO                           40,267,956.32             7.33%
                                   P.O. Box 92956
                                   Chicago, IL 60675
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Mortgage                  Strafe & Co. FBO                                             35,947,289.31             6.55%
                                   Ohio Public Employees Retirement System
                                   Acct 6899000230
                                   P.O. Box 160
                                   Westerville, OH 43086-0160
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Mortgage                  Pacific Gas & Electric Company                               33,309,806.57             6.07%
                                   Mail Code B24K
                                   San Francisco, CA 94177
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Foreign Fixed Income II   Kaiser Permanente Retirement Plans                              843,744.76            40.24%
                                   1 Kaiser Plaza Oldsway Bldg
                                   Oakland, CA 94612-3610
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Foreign Fixed Income II   Mr. Steve Gallas                                                237,320.59            11.32%
                                   Nisource Income Master Retirement Trust
                                   801 E. 86th
                                   Merrillville, IN 46410
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Foreign Fixed Income II   Monsanto Company Defined Contribution                           200,698.99             9.57%
                                   Ownership Trust
                                   800 N. Lindbergh
                                   St Louis, MO 63167
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Foreign Fixed Income II   Sunoco Income Retirement Plan Trust                             196,201.30             9.36%
                                   Trust Investments
                                   1801 Market
                                   Philadelphia, PA 19103-2924
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Foreign Fixed Income II   Chase Manhattan Bank as Custodian FBO                           150,644.40             7.19%
                                   Smithsonian Institution
                                   4 New York Plz 4th Flr
                                   New York, NY 10004
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Foreign Fixed Income II   The Northern Trust Co Successor Cust                            130,845.33             6.24%
                                   FBO Northwest Com Healthcare
                                   P O Box 92956
                                   Chicago, IL 60675-2956
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Foreign Fixed Income II   The Johns Hopkins University                                    123,077.64             5.87%
                                   3400 North Charles
                                   Baltimore, MD 21218
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Advisory Foreign Fixed Income II   Southtrust Bank of Alabama NA as                                106,549.39             5.08%
                                   Trustee for American Cast Iron & Pipe
                                   Box 830804
                                   Birmingham, AL 35283-0804

------------------------------------------------------------------------------------------------------------------------------------
                                                    Investment Class Portfolios
------------------------------------------------------------------------------------------------------------------------------------
Portfolio                                              Name and Address                        Number of Shares        % of Class
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Value                              Chase Manhattan Bank Trustee for                               1,884,603.76          100.00%
                                   NY State Deferred Comp Plan
                                   3 Chase Metrotech Center 6th Floor
                                   Brooklyn, NY 11245
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Core Plus Fixed Income             MSDW Stable Value Plan- SEI Trustee                            8,465,708.45           85.52%
                                   530 E. Swedesford Road
                                   Wayne, PA 19087-1693
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
High Yield                         Northern Trust Company as Custodian                              138,607.98           69.88%
                                   For Noblehouse International Ltd
                                   P.O. Box 92956
                                   Chicago, IL 60675
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
High Yield                         Fred K Schomer                                                    48,813.92           24.61%
                                   12026 North 118th Way
                                   Scottsdale, AZ 85259
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
High Yield                         Fleet National Bank                                               10,915.93            5.50%
                                   FBO Children Awaiting Parents Inc.
                                   Attn:  0003426550
                                   P.O. Box 92800
                                   Rochester, NY 14692-8900
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 Suntrust Bank Inc. Trustee                                       175,035.48           25.29%
                                   The Philadelphia Coca-Cola Bottling Co.
                                   Master Trust- Furman Selz Cm
                                   P.O. Box 105870-Ctr3144
                                   Atlanta, GA 30348-5870
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 HSBC Bank FBO Trustee                                            113,172.66           16.35%
                                   Roxboro Group Pension Plan
                                   P.O. Box 1329
                                   Buffalo, NY 14240-1329
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 Reliance Trust Company Cust FBO                                   99,487.88           14.37%
                                   Broadway Bancshares Inc.
                                   Profit Sharing 401k Plan
                                   3300 Northeast Expressway
                                   Atlanta, GA 30341
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 Invesco Trust Company Trustee                                     87,660.64           12.66%
                                   Scana Corporation Stock
                                   P.O. Box 105779
                                   Atlanta, GA 30348
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 Columbia Trust Company Trustee                                    78,821.95           11.39%
                                   FBO The Columbian Employees' PSP
                                   1301 SW Fifth
                                   Portland, OR 97201-5601
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 Wilmington Trust Comp Trustee                                     63,132.50            9.12%
                                   Per Trust Agreement 1/1/97
                                   For Playtex Products Inc. A/C 40847-0
                                   P.O. Box 8882
                                   Wilmington, DE 19899-8882
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 Wilmington Trust Company Trustee                                  55,581.48            8.03%
                                   Multi Health Care 403B A/C 574192
                                   P.O. Box 8971
                                   Wilmington, DE 19899-8880
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Cash Reserves                      MSDW Stable Value Plan- SEI Trustee                           11,395,771.01           85.06%
                                   530 E. Swedesford Road
                                   Wayne, PA 19087-1693
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Cash Reserves                      Genevieve V. Carrillo                                          2,001,083.49           14.94%
                                   7490 South Spalding Lake Drive
                                   Atlanta, GA 30350
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Balanced                           Mitra & Co.                                                      548,810.37           67.19%
                                   1000 N. Water Street
                                   Milwaukee, WI 53202-6648
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Balanced                           Kano Profit Sharing Plan                                         263,376.32           32.25%
                                   P.O. Box 110098
                                   Nashville, TN 37222
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Intermediate Duration              MSDW Stable Value Plan- SEI Trustee                            9,450,420.41          100.00%
                                   530 E. Swedesford Road
                                   Wayne, PA 19087-1693

------------------------------------------------------------------------------------------------------------------------------------
                                                      Adviser Class Portfolios
------------------------------------------------------------------------------------------------------------------------------------
Portfolio                                              Name and Address                        Number of Shares        % of Class
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Equity                             T. Rowe Price Trust Co.                                          80,630.68            99.37%
                                   Alliance Partners
                                   RPS Asset Reconciliation
                                   P.O. Box 17215
                                   Baltimore, MD 21297-7215
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Value                              State Street Bank Trustee FBO                                37,116,281.32            79.48%
                                   JQ6N
                                   North Quincy, MA 02171
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Value                              Fidelity Investments Institutional                            8,421,328.87            18.03%
                                   Operations Co. FIIOC as Agent
                                   100 Magellan Way KW1C
                                   Covington, KY 41015
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Core Plus Fixed Income             Fidelity Investments Institutional                            6,357,102.23            44.03%
                                   Operations Co. FIIOC as Agent
                                   100 Magellan Way KW1C
                                   Covington, KY 41015
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Core Plus Fixed Income             Fidelity Management Trust Company                             2,220,487.60            15.38%
                                   Attn: Lito Jaco
                                   82 Devonshire
                                   Boston, MA 02109
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Core Plus Fixed Income             Transco & Co.                                                 2,075,409.26            14.37%
                                   P.O. Box 48698
                                   Wichita, KS 67201
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Core Plus Fixed Income             The Union Central Life Insurance                              2,053,682.80            14.22%
                                   Company-Group Separate Account
                                   1876 Waycross
                                   Cincinnati, OH 45240
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Investment Grade Fixed Income      Morgan Stanley Co. FBO                                           25,185.89            20.19%
                                   Burton D Cohen
                                   3912 Zenith Ave South
                                   Minneapolis, MN 55410
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Investment Grade Fixed Income      Morgan Stanley Co. FBO                                           21,722.90            17.41%
                                   C. Marks Hinton Jr.
                                   49 Briar Hollow Lane 1705
                                   Houston, TX 77027
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Investment Grade Fixed Income      Morgan Stanley Co. FBO                                           15,571.30            12.48%
                                   Annmarie Demartino
                                   420 Avenue L
                                   Brooklyn, NY 11230
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Investment Grade Fixed Income      Morgan Stanley Co. FBO                                            9,737.88             7.81%
                                   Thane T. Sponsel Jr. Trustee
                                   1200 Binz Ste 840
                                   Houston, TX 77004
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Investment Grade Fixed Income      Morgan Stanley Co. FBO                                            9,737.88             7.81%
                                   Thane T. Sponsel Jr. Trustee
                                   1200 Binz Ste 840
                                   Houston, TX 77004
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Investment Grade Fixed Income      Daniel D. Moseley                                                 9,268.75             7.43%
                                   400 Webber Rd.
                                   Spartanburg, SC 29307
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Investment Grade Fixed Income      Paul E Hellmers &                                                 6,358.00             5.10%
                                   H Anthy Hellmers
                                   One Chase Manhattan Plaza
                                   New York, NY 10005
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Small Cap Value               Fidelity Investments Institutional                            1,683,073.63            44.70%
                                   Operations Co. FIIOC as Agent
                                   100 Magellan Way KW1C
                                   Covington, KY 41015
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Small Cap Value               Putnam Fiduciary Trust Co Trustee FBO                           695,015.69            18.46%
                                   Koch Industries Inc.
                                   Attn: DC Plan Admin Team
                                   One Investors Way MS N2E
                                   Norwood, MA 02062
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Small Cap Value               Mac & Co. A/C SBKF97C4082                                       473,331.57            12.57%
                                   P.O. Box 3198
                                   Pittsburgh, PA 15230-3198
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Balanced                           Fidelity Investments Institutional                            3,113,744.47            52.86%
                                   Operations Co. FIIOC as Agent
                                   100 Magellan Way KW1C
                                   Covington, KY 41015
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Balanced                           Putnam Fiduciary Trust Co. Trustee                            1,572,252.84            26.69%
                                   FBO Nissan Employee Savings Plan
                                   One Investors Way MS C4D
                                   Norwood, MA 02062
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Balanced                           Putnam Fiduciary Trust Co. Trustee                              692,274.92            11.75%
                                   FBO Abn Amro LLC Securities 401k Savings
                                   Attn: DC Plan Admin Team
                                   One Investors Way MS N3G
                                   Norwood, MA 02062-9105
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Balanced                           Putnam Fiduciary Trust Co. Trustee FBO                          375,453.88             6.37%
                                   Ing U.S. Financial Holdings Corp.
                                   401k Savings Plan
                                   One Investors Way MS N3G
                                   Norwood, MA 02062
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
High Yield                         Fidelity Investments Institutional                            1,458,458.43            56.63%
                                   Operations Co. FIIOC as Agent
                                   100 Magellan Way KW1C
                                   Covington, KY 41015
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
High Yield                         National Investor Services FBO                                  524,601.78            20.37%
                                   097-50000-19
                                   55 Water Street 32nd Floor
                                   New York, NY 10041
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Mid Cap Growth                     Fidelity Investments Institutional                           18,185,600.54            51.30%
                                   Operations Co. FIIOC as Agent
                                   100 Magellan Way KW1C
                                   Covington, KY 41015
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Mid Cap Growth                     National Financial Services Corporation                       6,129,267.94            17.29%
                                   For Exclusive Benefit of our Customers
                                   One World Financial Center
                                   New York, NY 10281
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Mid Cap Growth                     Merrill Lynch Trust Co. Trustee                               5,498,875.37            15.51%
                                   FBO Qualified Retirement Plans
                                   P.O. Box 1501
                                   Pennington, NJ 08534-0671
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
Mid Cap Growth                     Valic                                                         2,279,053.38             6.43%
                                   c/o American General
                                   2919 Allen Pkwy L7-01
                                   Houston, TX 77019
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
US Core Fixed Income               American Express Trust Company FBO                              813,524.99            93.94%
                                   The Benefit of American Express
                                   996 AXP Financial
                                   Minneapolis, MN 55474
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
US Core Fixed Income               Morgan Stanley DW Inc.                                           52,273.74             6.04%
                                   5 World Trade Center
                                   New York, NY 10048
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 Fidelity Investments Institutional                            1,542,474.64            35.86%
                                   Operations Co FIIOC as Agent
                                   100 Magellan Way KW1C
                                   Covington, KY 41015
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 The Union Central Life Insurance                                675,670.60            15.71%
                                   Company-Group Separate Account
                                   1876 Waycross
                                   Cincinnati, OH 45240
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 Mellon Bank as Agent/Omnibus Account                            521,902.62            12.13%
                                   135 Santilli
                                   Everett, MA 02149-1950
---------------------------------- ------------------------------------------------------- ------------------------- ---------------
U.S. Mid Cap Value                 Charles Schwab & Co. Inc.                                       402,526.41             9.36%
                                   101 Montgomery
                                   San Francisco, CA 94104
---------------------------------- ------------------------------------------------------- ------------------------- ---------------

                             PERFORMANCE INFORMATION

The Fund may from time to time quote various performance figures to illustrate the past performance of its Portfolios. Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. An explanation of the methods for computing performance follows.

Total Return

A Portfolio's average annual total return is determined by finding the average annual compounded rates of return over 1, 5, and 10 year periods (or, if shorter, the period since inception of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1, 5, and 10 year period (or, if shorter, the period since inception of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis. When considering average total return figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any one period might have been greater or less than the average for the entire period. Average annual total return is calculated according to the following formula:

                  P (1+T)/n/ = ERV

Where:   P =      a hypothetical initial payment of $1,000
                  T = average annual total return
                  n = number of years

                  ERV = ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the stated period

The Portfolios may also calculate total return on an aggregate basis which reflects the cumulative percentage change in value over the measuring period. Aggregate total returns may be shown by means of schedules, charts or graphs and may include subtotals of the various components of total return (e.g., income dividends or returns for specific types of securities such as industry or country types). The formula for calculating aggregate total return can be expressed as follows:

                           Aggregate Total Return =       [  (  ERV  )  -  P  ]
                                                     ---------------------------
                                                              P

The Portfolios may also calculate a total return gross of all expenses which reflects the cumulative percentage change in value over the measuring period prior to the deduction of all fund expenses. The formula for calculating the total return gross of all expenses can be expressed as follows:

Total Return Gross of all Expenses = ((ERV + E)/P) -1)


E = Fund expenses deducted from the ending redeemable value during the measuring period.

Yield


In addition to total return, each Portfolio may quote performance in terms of a 30-day yield. The yield formula provides for semiannual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. Methods used to calculate advertised yields are standardized for all stock and bond mutual funds. However, these methods differ from the accounting methods used by the Portfolio to maintain its books and records, therefore the advertised 30-day yield may not reflect the income paid to your own account or the yield reported in the Portfolio's reports to shareholders. A Portfolio may also advertise or quote a yield which is gross of expenses.


The yield figures provided will be calculated according to a formula prescribed by the SEC and can be expressed as follows:

                           Yield  =  2  [ ( (a-b/cd) + 1) /6/ - 1 ]

Where:
a =      dividends and interest earned during the period.
b =      expenses accrued for the period (net of reimbursements).
c =      the average daily number of shares outstanding during the
         period that were entitled to receive dividends.
d =      the maximum offering price per share on the last day of the period.


For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market value of the debt obligations.

Other Performance Information

Each Portfolio's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Portfolio as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

From time to time, a Portfolio's performance may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a Portfolio may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of the Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. The performance of a Portfolio, as well as the composite performance of all fixed income Portfolios and all equity Portfolios, may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of their rankings in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Business Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

Portfolio advertising may include data on historical returns of the capital markets in the United States compiled or published by Ibbotson Associates of Chicago, Illinois ("Ibbotson"), including returns on common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Portfolios may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare their performance to that of other compilations or indices that may be developed and made available in the future.

The Portfolios may include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, foreign securities, stocks, bonds, treasury bills and shares of a Portfolio. In addition, advertisements may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and various investment alternatives. Advertisements may include lists of representative Morgan Stanley clients. The Portfolios may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Portfolio investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment.

The Portfolios may include in its advertisements, discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments). Advertisements and sales materials relating to a Portfolio may include information regarding the background and experience of its portfolio managers; the resources, expertise and support made available to the portfolio managers by Morgan Stanley; and the portfolio manager's goals, strategies and investment techniques.

The Portfolios' advertisements may discuss economic and political conditions of the United States and foreign countries, the relationship between sectors of the U.S., a foreign, or the global economy and the U.S., a foreign, or the global economy as a whole and the effects of inflation. The Portfolios may include discussions and illustrations of the growth potential of various global markets including, but not limited to, Africa, Asia, Europe, Latin America, North America, South America, Emerging Markets and individual countries. These discussions may include the past performance of the various markets or market sectors; forecasts of population, gross national product and market performance; and the underlying data which supports such forecasts. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in the Portfolios' shareholder reports (including the investment composition of a Portfolio), as well as the views of Morgan Stanley as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio.

The Portfolios may quote various measures of volatility and benchmark correlation in advertising. The Portfolios may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Portfolio may also advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

The Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Portfolio at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

The after-tax returns of the Portfolios may also be advertised or otherwise reported. This is generally calculated in a manner similar to the computation of average annual total returns discussed above, except that the calculation also reflects the effect of taxes on returns.

                               COMPARATIVE INDICES

Each Portfolio may from time to time use one or more of the following unmanaged indices for performance comparison purposes.


Lehman Mortgage Index

The Lehman Mortgage Index includes GNMA, FNMA and FHLMC Pass-Through securities with original securities of 15, 20 and 30 years, as well as balloon mortgages. It excludes buydown, graduated equity mortgages, project loans, ARMS, non-agency mortgages and CMOs.

Lehman Investment Grade Credit Index


The Lehman Investment Grade Credit Index is an index of publicly issued SEC-registered non-convertible U.S. dollar denominated investment grade credit securities of U.S. corporate and specified foreign issuers. The index includes a corporate sector, which includes U.S. and non-U.S. corporations, and a non-corporate sector. The subsectors of the corporate sector are Industrial, Utility and Finance. The subsectors of the non-corporate sector are Sovereign, Supranational, Foreign Agency and Foreign Local Government.

                 APPENDIX-DESCRIPTION OF SECURITIES AND RATINGS

I. Description of Bond Ratings Excerpts from Moody's Investors Service, Inc.'s Corporate Bond Ratings:

Aaa: judged to be the best quality; carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A: possess many favorable investment attributes and are to be considered as higher medium grade obligations; Baa: considered as lower medium grade obligations, i.e., they are neither highly protected nor poorly secured; Ba: B: protection of interest and principal payments is questionable.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds which are rated C are lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers, 1,2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Excerpts from Standard & Poor's Corporation's Corporate Bond Ratings:

AAA: highest grade obligations; possess the ultimate degree of protection as to principal and interest; AA: also qualify as high grade obligations, and in the majority of instances differs from AAA issues only in small degree; A: regarded as upper medium grade; have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe; BBB: regarded as borderline between definitely sound obligations and those where the speculative element begins to predominate; this group is the lowest which qualifies for commercial bank investments.

BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CI: The rating CI is reserved for income bonds on which no interest is being paid. D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or Minus(-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Excerpts from Fitch IBCA Corporate Bond Ratings:


AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated "-,+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on the these bonds, and "D" represents the lowest potential for recovery.

Plus (+) Minus(-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.

Excerpts from Duff & Phelps Corporate Bond Ratings:

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time of economic conditions.

A+, A, A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protections factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP: Preferred stock with dividend arrearage.

Description of Bond Ratings

Excerpts from Moody's Investors Service, Inc.'s Preferred Stock Ratings

aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks. aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future. a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless expected to be maintained at adequate levels. baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time. ba: an issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class. b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small. caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment. ca: An issue which is rated ca is speculative in a high degree an is likely to be in arrears on dividends with little likelihood of eventual payment. c: This is the lowest rated class of preferred of preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers 1,2 and 3 in each rating classification from "aa "through "b" in its preferred stock rating system. The modifier 1 indicated that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Excerpts from Standard & Poor's Corporation's Preferred Stock Ratings

AAA: This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations. AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA. A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations , although it is somewhat more susceptible to the adverse effect of the changes in circumstances and economic conditions. BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameter, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category. BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. Bb indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.
CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying. C: A preferred stock rated C is a non-paying issue. D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

Plus(+) or Minus(-): The ratings from "AA" for "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Excerpts from Fitch IBCA Preferred Stock Ratings:

AAA: Preferred stocks assigned this rating are the highest quality. Strong asset protection, conservative balance sheet ratios, and positive indications of continued protection of preferred dividend requirements are prerequisites for an "AAA" rating.

AA: Preferred of preference issues assigned this rating are good quality. Asset protection and coverages of preferred dividends are considered adequate and are expected to be maintained.

A: Preferred of preference issues assigned this rating are good quality. Asset protection and coverages of preferred dividends are considered adequate and are expected to be maintained.

BBB: Preferred or preference issues assigned this rating are reasonably safe but lack the protections of the "A" to "AAA" categories. Current results should be watched for possible of deterioration.

BB: Preferred or preference issues assigned this rating are considered speculative. The margin of protection is slim or subject to wide fluctuations. The loner-term financial capacities of the enterprises cannot be predicted with assurance.

B: Issues assigned this rating are considered highly speculative. While earnings should normally cover dividends, directors may reduce or omit payment due to unfavorable developments, inability to finance, or wide fluctuations in earnings.

CCC: Issues assigned this rating are extremely speculative and should be assessed on their prospects in a possible reorganization. Dividend payments may be in arrears with the status of the current dividend uncertain.

CC: Dividends are not currently being paid and may be in arrears. The outlook for future payments cannot be assured.

C: Dividends are not currently being paid and may be in arrears. Prospects for future payments are remote.

D: Issuer is in default on its debt obligations and has filed for reorganization or liquidation under the bankruptcy law.

Plus (+) Minus (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA", "CCC", "CC", "C", and "D" categories.

MORGAN STANLEY INVESTMENT MANAGEMENT PROXY VOTING POLICY AND PROCEDURES

--------------------------------------------------------------------------------
I. POLICY STATEMENT

     INTRODUCTION. Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

     Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

     PROXY RESEARCH SERVICES. To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

     VOTING PROXIES FOR CERTAIN NON-US COMPANIES. While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and
(vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II. GENERAL PROXY VOTING GUIDELINES

     To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III. GUIDELINES

A. MANAGEMENT PROPOSALS

   1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

       .  Selection or ratification of auditors.

       .  Approval of financial statements, director and auditor reports.

       .  Election of Directors.

       . Limiting Directors' liability and broadening indemnification of Directors.

       . Requirement that a certain percentage (up to 662|M/3%) of its Board's members be comprised of independent and unaffiliated Directors.

       . Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

       . Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

       .  General updating/corrective amendments to the charter.

       .  Elimination of cumulative voting.

       .  Elimination of preemptive rights.

       . Provisions for confidential voting and independent tabulation of voting results.

       . Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

   2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

       Capitalization changes

       . Capitalization changes that eliminate other classes of stock and voting rights.

       . Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

       . Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

       .  Proposals for share repurchase plans.

       . Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

       .  Proposals to effect stock splits.

       . Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

       Compensation

       . Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

       . Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

       . Establishment of Employee Stock Option Plans and other employee ownership plans.

       Anti-Takeover Matters

       . Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

       . Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

   3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

       . Capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

       . Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

       .  Creation of "blank check" preferred stock.

       .  Changes in capitalization by 100% or more.

       . Compensation proposals that allow for discounted stock options which have not been offered to employees in general.

       . Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

       .  Proposals to indemnify auditors.

   4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

       Corporate Transactions

       . Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

       . Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

       . Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

       . Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

          (i)   Whether the stock option plan is incentive based;

          (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

          (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

       Anti-Takeover Provisions

       .  Proposals requiring shareholder ratification of poison pills.

       . Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B. Shareholder Proposals

   1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

       .  Requiring auditors to attend the annual meeting of shareholders.

       . Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

       . Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

       .  Confidential voting.

       .  Reduction or elimination of supermajority vote requirements.

   2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

       .  Proposals that limit tenure of directors.

       .  Proposals to limit golden parachutes.

       . Proposals requiring directors to own large amounts of stock to be eligible for election.

       .  Restoring cumulative voting in the election of directors.

       . Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

       .  Proposals that limit retirement benefits or executive compensation.

       .  Requiring shareholder approval for bylaw or charter amendments.

       . Requiring shareholder approval for shareholder rights plan or poison pill.

       .  Requiring shareholder approval of golden parachutes.

       .  Elimination of certain anti-takeover related provisions.

       .  Prohibit payment of greenmail.

   3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

       . Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

       . Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

       . Proposals that require inappropriate endorsements or corporate actions.

IV. ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A. Proxy Review Committee

   1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

       (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

       (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

       (c)  The Committee will meet at least monthly to (among other matters):
            (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

       (d)  The Committee will meet on an ad hoc basis to (among other matters):
            (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

       (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

       (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

       (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

                     Morgan Stanley Institutional Fund Trust
                          PART C:  OTHER INFORMATION

                        Post-Effective Amendment No. 60

Item 23.  Exhibits:

       (a)(1) Amended and Restated Declaration of Trust is incorporated by reference to Exhibit 1 of the Initial Registration Statement, filed on March 1, 1984.

        (2) Amendment No. 1 to Amended and Restated Declaration of Trust, dated May 20, 1992 is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, as filed on January 28, 1993.
        (3) Amended and Restated Declaration of Trust, dated November 18, 1993 is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, as filed on December 27, 1993.

        (4) Amended and Restated Agreement and Declaration of Trust dated November 18, 1993, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, as filed on July 15, 1996.
        (5) Amended and Restated Declaration of Trust dated July 26, 2001 is incorporated by reference to Exhibit 1 to the Registration Statement on Form N-14, as filed on March 22, 2002.
     (b)(1)     By-Laws are incorporated by reference to Exhibit 2 of the
                  Initial Registration Statement, as filed on March 1, 1984.
        (2) By-Laws are incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, as filed on December 27, 1993.
        (3) Amended and Restated By-Laws dated November 21, 1996 are incorporated by reference to Exhibit (2)(b) of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, as filed on January 29, 1997.

        (4) By-Laws dated October 18, 2001, are incorporated by reference to Exhibit 2 to the Registration Statement on Form N-14, as filed on March 22, 2002.

        (5) Amended and Restated By-Laws dated July 31, 2003, are filed herewith.

       (c)        Not Applicable.
     (d)(1)     Investment Advisory Agreement with Miller Anderson & Sherrerd,
                  LLP dated July 1, 1988 is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, as filed on February 18, 1987.
        (2) Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated January 3, 1996 is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, as filed January 29, 1997.
        (3) Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated May 31, 1997 is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, as filed on June 13, 1997.

        (4) Amended Schedule A, dated November 16, 2000, to Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated May 31, 1997, is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A, as filed on January 29, 2001.
        (5) Investment Sub-Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. dated May 3, 1999 is incorporated by reference to Exhibit (d) (6) of Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A, as filed on March 31, 2000.


        (6) Amended Schedule A, dated July 31, 2003, to Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated May 31, 1997, is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A, as filed on September 26, 2003.


     (e)(1)     Distribution Agreement with MAS Fund Distribution, Inc. dated
                  April 13, 1993 is incorporated by reference to Exhibit (6) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, as filed on June 28, 1993.
        (2) Distribution Agreement with MAS Fund Distribution, Inc. dated January 3, 1996 is incorporated by reference to Exhibit (6)(a) of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, as filed January 29, 1997.
        (3) Distribution Agreement with MAS Fund Distribution, Inc. dated May 31, 1997, is incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A, as filed on July 10, 1998.
       (f)        Not Applicable.
     (g)(1)     Custodian Agreement with State Street Bank & Trust Company is incorporated by reference to Exhibit (8) of the Initial Registration Statement, as filed on March 1, 1984.
        (2) Custodian Agreement with Morgan Stanley Trust Company dated September 1, 1993 is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on January 30, 1996.
        (3)     Custodian Agreement with United States Trust Company of New
                  York dated July 22, 1994, is incorporated by reference to
                  Exhibit 8(b) of Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, as filed on January 30, 1996.

    (4) Amendment dated January 3, 1996 between Morgan Stanley Trust Company and MAS Funds is incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, as filed on January 30, 1996.

    (5) Deferred Compensation Plan for MAS Funds Board of Trustees, as amended, is incorporated by reference to Exhibit (8)(c) of Post-Effective Amendment No. 44 to the Registration Statement on
             Form N-1A, as filed on June 13, 1997.

    (6) Amendment dated July 22, 1994 to the Custody Agreement between MAS Funds and United States Trust Company of New York is incorporated by reference to Exhibit (8)(e) of Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, as filed on January 29, 1998.

    (7) Amendment to the Custody Fee Schedule effective October 1, 2002 is incorporated by reference to Exhibit G(7) to Post-Effective Amendment No. 59 to the Registration Statement filed on Form N-1A, as filed on January 31, 2003.

 (h)(1) Administration Agreement with The Vanguard Group dated September, 1984 is incorporated by reference to Exhibit 9 of Pre-Effective Amendment No. 3, as filed on August 27, 1984.

   (2) Administration Agreement with Miller Anderson & Sherrerd, LLP dated November 18, 1993 is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, as filed on December 27, 1993.

    (3) Sub-Administration Agreement with United States Trust Company of New York dated November 18, 1993 is incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, as filed on January 29, 1998.

    (4) Transfer Agency Agreement with United States Trust Company of New York dated November 18, 1993, as amended February 9, 1995 and November 18, 1996, is incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, as filed on January 29, 1998.

    (5) Administration Agreement with Miller Anderson & Sherrerd, LLP dated January 3, 1996 is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, as filed on January 29, 1997.

    (6) Investment Class Shareholder Service Agreement is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, as filed on January 30, 1996.

    (7) Investment Class Service Provider Agreement is incorporated by reference to Exhibit 15(b) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A, as filed on December 1, 1995.

    (8) Amendment dated August, 1995 to the Transfer Agency and Fund Sub-Administration Agreement between MAS Funds and United States Trust Company, is incorporated by reference to Exhibit (9)(g) of Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, as filed on January 29, 1998.

    (9)      Amended Schedule A, dated November 16, 2000, to Administration

             Agreement with Miller Anderson & Sherrerd, LLP dated January 3, 1996 is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A, as filed January 29, 2001.

    (10) Amended Schedule B, dated November 16, 2000, to Transfer Agency Agreement dated November 18, 1993 is incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A, as filed on January 29, 2001.

 (i)(1) Opinion of Counsel is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on January 29, 2001.
    (2) Consent of Counsel is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on January 30, 2002.

 (j)         Not Applicable.

 (k)         Not Applicable.
 (l)         Not Applicable.

 (m) Distribution Plan relating to Adviser Class Shares is incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, as filed on January 30, 1996.

 (n)         Not Applicable.

 (o)         Rule 18f-3 Multiple Class Plan is incorporated by reference to
             Exhibit 18 of Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, as filed on January 30, 1996.

    (1) Amended Schedule A, dated November 16, 2000, to 18f-3 Multiple Class Plan dated January 22, 1996 is incorporated by reference to Exhibit (o)(1) of Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A, as filed on January 29, 2001.

 (p)(1) Code of Ethics for the Fund, dated June 6, 2002 incorporated by reference to Exhibit P(1) to Post-Effective Amendment No. 59 to the Registration Statement filed on Form N-1A, as filed on January 31, 2003.

 (p)(2) Code of Ethics for the Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc. (the "Advisers") and Morgan Stanley Distribution, Inc. (the "Distributor"), dated August 16, 2002 incorporated by reference to Exhibit P(2) to Post-Effective Amendment No. 59 to the Registration Statement filed on Form N-1A, as filed on January 31, 2003.


 (q)(1) Powers of Attorney are incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A, as filed on January 30, 2002.


    (2) Powers of Attorney are incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A, as filed on September 26, 2003.

Item 24.  Persons Controlled by or under Common Control with Registrant

  Registrant is not controlled by or under common control with any person.

Item 25.  Indemnification.

     Reference is made to Article V of Registrant's By-Laws dated November 21, 1996, which is incorporated by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

     The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgements, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, or whether by or in the right of the Trust, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of self-dealing, willful misconduct or recklessness. Expenses, including counsel fees so incurred by any such Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article.

Item 26.  Business and Other Connections of Investment Adviser:


    Morgan Stanley Investment Management Inc. (the "Adviser") provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors.


  Name and Position with Investment              Name of Other Company                 Connection with Other Company
  ---------------------------------              ---------------------                 -----------------------------
      Adviser
      -------
                                            Morgan Stanley Asset Management                Chief Strategic Officer
  Richard B. Worley                         Morgan Stanley Investment Advisors Inc.        Managing Director
  Portfolio Manager                         Morgan Stanley                                 Managing Director,
  Executive Committee Member                Investment Management Inc.                     President
                                            Morgan Stanley Distribution, Inc.              Registered Representative

  Thomas L. Bennett                         Morgan Stanley Investment Advisors Inc.        Managing Director
  Portfolio Manager                         Morgan Stanley
  Executive Committee Member                Investment Management Inc.                     Managing Director
                                            Morgan Stanley Institutional Fund Trust        Chairman
  ------------------------------------------------------------------------------------------------------------------

  Mitchell M. Merin                         Morgan Stanley                              President,
  Executive Committee Member                Asset Management                            Chief Operating Officer
                                            Morgan Stanley
                                            Investment Management Inc.                  Director
                                            Morgan Stanley Investment                   Director, President,
                                            Advisors Inc.                               Chief Executive Officer
                                            Morgan Stanley Distributors and             Chairman, Chief Executive Officer
                                            Morgan Stanley Trust                        and Director
                                            Morgan Stanley Services                     President, Chief Executive Officer
                                                                                        and Director
                                            Morgan Stanley Funds                        President
                                            Various Van Kampen investment               Trustee
                                            companies
                                            Various Morgan Stanley                      Director
                                            subsidiaries
                                            Morgan Stanley Investments LP               Member of the Executive Committee
                                            Morgan Stanley DW                           Executive Vice President and Director

  Joseph J. McAlinden                       Morgan Stanley
  Chief Investment Officer                  Asset Management                            Chief Investment Officer
                                            Morgan Stanley                              Managing Director,
                                            Investment Management Inc.                  Chief Investment Officer
                                            Morgan Stanley Investment                   Managing Director,
                                            Advisors Inc.                               Chief Investment Officer

  Rajesh K. Gupta                           Morgan Stanley                              Chief Administrative
  Chief Administration Officer-             Asset Management                            Officer - Investments
  Investments                               Morgan Stanley                              Managing Director,
                                            Investment Management Inc.                  Chief Administrative
                                                                                        Officer - Investments
                                            Morgan Stanley Investment                   Managing Director
                                            Advisors Inc.                               Chief Administrative
                                                                                        Officer - Investments

Item 27.  Principal Underwriter:

      (a) Morgan Stanley Distribution, Inc. acts as sole distributor of the Registrant's shares.

      (b) The principal address for Morgan Stanley Distribution, Inc. and each director, officer ,or partner listed below is One Tower Bridge, 100 Front Street, Suite 1100, West Conshohocken, PA 19428.

    Name and Principal                 Positions and                             Positions and
    Business Address                   Offices with Underwriter           Offices with Registrant
    ----------------                   ------------------------           -----------------------
    Lorraine Truten               President & Director                              Vice President
    Ronald R. Reese               Director                                          N/A
    Paul A. Frick                 Compliance Officer                                N/A
    Glenn Becker                  Director                                          N/A
    Jeff Alt                      Treasurer and Client Account                      N/A
                                  Manager

    (c) Not applicable

Item 28.  Location of Accounts and Records:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:


        JPMorgan Chase & Co.
        3 Chase MetroTech Center
        Brooklyn, NY 11245
        (records relating to its function as custodian)

        JPMorgan Investor Services Company
        73 Tremont Street
        Boston, MA 02108-3913
        (records relating to its functions as sub-administrator, transfer agent and dividend disbursing agent)

        Morgan Stanley Investment Management Inc.
        1221 Avenue of the Americas
        New York, New York 10020
        (records relating to its function as investment adviser)

Item 29.  Management Services

       Not Applicable

Item 30.  Undertakings:

       (a) Not applicable

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 61 to Registration Statement No. 2-89729 to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York on the 8th day of December, 2003.


                      Morgan Stanley Institutional Fund Trust

                      By: /s/ Ronald E. Robison
                          ------------------------------
                               Ronald E. Robison,
                           Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

*/s/ Michael Bozic                         Trustee              December 8, 2003
-------------------------------
Michael Bozic

*/s/ Charles A. Fiumefreddo                Chairman and         December 8, 2003
-------------------------------            Trustee
Charles A. Fiumefreddo

*/s/ Edwin J. Garn                         Trustee              December 8, 2003
-------------------------------
Edwin J. Garn

*/s/ Wayne E. Hedien                       Trustee              December 8, 2003
-------------------------------
Wayne E. Hedien

*/s/ Joseph J. Kearns                      Trustee              December 8, 2003
-------------------------------
Joseph J. Kearns

*/s/ James F. Higgins                       Trustee             December 8, 2003
-------------------------------
James F. Higgins

*/s/ Manuel H. Johnson                      Trustee             December 8, 2003
-------------------------------
Manuel H. Johnson

*/s/ Michael Nugent                         Trustee             December 8, 2003
-------------------------------
Michael Nugent

*/s/ Fergus Reid                            Trustee             December 8, 2003
-------------------------------
Fergus Reid

*/s/ Phillip J. Purcell
-------------------------------             Trustee             December 8, 2003
Phillip J. Purcell



*By:/s/ Ronald E. Robison
    ---------------------------
    Ronald E. Robison
    Attorney-In-Fact

                                 EXHIBIT INDEX



(b)(5) Amended and Restated By-Laws, dated July 31, 2003.